UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08200
BRIDGEWAY FUNDS, INC.
(Exact name of registrant as specified in charter)
5615 Kirby Drive, Suite 518 Houston, Texas		77005-2448
(Address of principal executive offices)		(Zip code)
John N.R. Montgomery, President Bridgeway Funds, Inc. 5615 Kirby Drive, Suite 518 Houston, Texas 77005-2448
(Name and address of agent for service)

Registrant's telephone number, including area code:		(713) 661-3500

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2005

Item 1 – Schedule of Investments.

BRIDGEWAY FUNDS, INC.

AGGRESSIVE INVESTORS 1 FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets

March 31, 2005 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 100.2%
	Aerospace/Defense - 0.8%
	Armor Holdings Inc*	76,700	$2,844,803

	Agriculture - 1.1%
	Bunge Ltd	71,000	3,825,480

	Apparel - 1.2%
	Coach Inc*	65,500	3,709,265
	Deckers Outdoor Corp*	15,000	536,100
			4,245,365

	Auto Manufacturers - 3.1%
	Ford Motor Co	618,400	7,006,472
	General Motors Corp	140,800	4,138,112
			11,144,584

	Beverages - 1.0%
	Hansen Natural Corp*	62,400	3,748,368

	Chemicals - 5.0%
	Lyondell Chemical Co	649,800	18,142,416

	Computers - 13.0%
	Apple Computer Inc*	770,800	32,119,236
	Cognizant Technology Solutions Corp*	203,100	9,383,220
	Network Appliance Inc*	196,700	5,440,722
			46,943,178

	Distribution/Wholesale - 2.9%
	Building Material Holding Corp	89,200	3,967,616
	SED International Holdings Inc *	2	0
	WESCO International Ltd*	233,300	6,532,400
			10,500,016

	Diversified Financial Services - 1.9%
	Chicago Mercantile Exchange Holdings Inc	34,600	6,713,438

	Electric - 3.8%
	TXU Corp	174,800	13,919,324

	Forest Products & Paper - 1.6%
	MeadWestvaco Corp	183,200	5,829,424

	Healthcare Products - 1.7%
	Biosite Inc*	115,009	5,983,918

	Home Builders - 3.0%
	MDC Holdings Inc	48,300	3,364,095
	Toll Brothers Inc*	95,300	7,514,405
			10,878,500

	Insurance - 2.1%
	Allmerica Financial Corp*	103,200	3,710,040
	White Mountains Insurance Group Ltd	6,200	3,772,700
			7,482,740

	Internet - 3.3%
	Digital River Inc*	286,200	8,917,992
	Yahoo! Inc*	91,900	3,115,410
			12,033,402

	Iron/Steel - 8.1%
	AK Steel Holding Corp*	721,000	7,974,260
	Carpenter Technology Corp	115,900	6,885,619
	Cleveland-Cliffs Inc	48,200	3,512,334
	IPSCO Inc	153,500	7,828,500
	Oregon Steel Mills Inc*	144,000	3,312,000
			29,512,713

	Machinery Diversified - 3.1%
	Cummins Inc	47,100	3,313,485
	Deere & Co	52,500	3,524,325
	Stewart & Stevenson Services Inc	184,800	4,230,072
			11,067,882

	Metal Fabricate/Hardware - 2.3%
	Commercial Metals Co	250,000	8,472,500

	Oil & Gas - 14.6%
	Chesapeake Energy Corp	306,000	6,713,640
	ConocoPhillips	41,500	4,475,360
	Occidental Petroleum Corp	71,700	5,102,889
	Petroleum Development Corp*	96,700	3,644,623
	Southwestern Energy Co*	63,600	3,609,936
	Sunoco Inc	35,800	3,706,016
	SurModics Inc*	119,600	3,816,436
	Tesoro Petroleum Corp*	219,800	8,136,996
	Valero Energy Corp	127,800	9,363,906
	XTO Energy Inc	136,442	4,480,744
			53,050,546

	Pharmaceuticals - 5.2%
	Bristol-Myers Squibb Co	306,400	7,800,944
	Eon Labs Inc*	150,900	4,563,216
	Kos Pharmaceuticals Inc*	157,300	6,556,264
			18,920,424

	Real Estate - 1.1%
	Brascan Corp	102,900	3,884,475

	Retail - 7.6%
	American Eagle Outfitters Inc	512,000	15,129,600
	Coldwater Creek Inc*	237,225	4,383,918
	Urban Outfitters Inc*	166,400	7,982,208
			27,495,726

	Semiconductors - 2.0%
	Marvell Technology Group Ltd*	190,700	7,311,438

	Software - 1.9%
	Autodesk Inc	236,500	7,038,240

	Telecommunications - 4.2%
	BellSouth Corp	141,100	3,709,519
	SBC Communications Inc	352,600	8,353,094
	Verizon Communications Inc	88,600	3,145,300
			15,207,913

	Transportation - 4.6%
	Kirby Corp*	10	421
	Norfolk Southern Corp	157,500	5,835,375
	OMI Corp	380,800	7,292,320
	Overseas Shipholding Group Inc	58,600	3,686,526
			16,814,642

TOTAL COMMON STOCKS (Cost $302,641,755)			363,011,455

Industry	Company	Shares	Value
MONEY MARKET MUTUAL FUNDS - 3.6%
	First American Treasury Obligations Fund - Class S	13,171,203	13,171,203
TOTAL MONEY MARKET MUTUAL FUNDS (Cost $13,171,203)			13,171,203

TOTAL INVESTMENTS - 103.8% (Cost $315,812,958)			$376,182,658
Liabilities In Excess of Other Assets - (3.8%)			(13,847,984)
NET ASSETS - 100.0%			$362,334,674

* Non-income producing security

See accompanying Notes to Schedule of Investments

BRIDGEWAY FUNDS, INC.

AGGRESSIVE INVESTORS 2 FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets

March 31, 2005 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 93.4%
	Aerospace/Defense - 0.7%
	Armor Holdings Inc*	25,100	$930,959

	Agriculture - 0.9%
	Bunge Ltd	22,300	1,201,524

	Apparel - 0.9%
	Coach Inc*	21,600	1,223,208

	Auto Manufacturers - 2.2%
	Ford Motor Co	150,830	1,708,904
	General Motors Corp	45,160	1,327,253
			3,036,157

	Beverages - 1.8%
	Hansen Natural Corp*	40,300	2,420,821

	Chemicals - 4.1%
	Lyondell Chemical Co	205,200	5,729,184

	Computers - 10.5%
	Apple Computer Inc*	247,200	10,300,824
	Cognizant Technology Solutions Corp*	63,600	2,938,320
	Network Appliance Inc*	46,000	1,272,360
			14,511,504

	Distribution/Wholesale - 2.7%
	Building Material Holding Corp	31,200	1,387,776
	WESCO International Ltd*	81,600	2,284,800
			3,672,576

	Diversified Financial Services - 1.6%
	Chicago Mercantile Exchange Holdings Inc	11,400	2,211,942

	Electric - 3.2%
	TXU Corp	56,000	4,459,280

	Forest Products & Paper - 2.4%
	MeadWestvaco Corp	105,500	3,357,010

	Healthcare Products - 2.9%
	Biosite Inc*	45,700	2,377,771
	LCA-Vision Inc	47,900	1,595,070
			3,972,841

	Home Builders - 2.6%
	MDC Holdings Inc	16,200	1,128,330
	Toll Brothers Inc*	31,200	2,460,120
			3,588,450

	Insurance - 1.8%
	Allmerica Financial Corp*	34,100	1,225,895
	White Mountains Insurance Group Ltd	2,100	1,277,850
			2,503,745

	Internet - 4.4%
	Digital River Inc*	85,500	2,664,180
	j2 Global Communications Inc*	70,200	2,408,562
	Yahoo! Inc*	28,600	969,540
			6,042,282

	Iron/Steel - 7.4%
	AK Steel Holding Corp*	225,600	2,495,136
	Carpenter Technology Corp	43,600	2,590,276
	Cleveland-Cliffs Inc	18,100	1,318,947
	IPSCO Inc	51,200	2,611,200
	Oregon Steel Mills Inc*	50,000	1,150,000
			10,165,559

	Machinery Diversified - 1.6%
	Cummins Inc	15,400	1,083,390
	Deere & Co	17,300	1,161,349
			2,244,739

	Metal Fabricate/Hardware - 3.8%
	Commercial Metals Co	80,000	2,711,200
	NS Group Inc*	78,700	2,471,967
			5,183,167

	Miscellaneous Manufacturing - 0.5%
	Ceradyne Inc*	32,625	729,821

	Oil & Gas - 10.9%
	Chesapeake Energy Corp	85,060	1,866,216
	ConocoPhillips	13,000	1,401,920
	Occidental Petroleum Corp	22,300	1,587,091
	Petroleum Development Corp*	31,900	1,202,311
	Southwestern Energy Co*	21,300	1,208,988
	Sunoco Inc	27,000	2,795,040
	Tesoro Petroleum Corp*	50,800	1,880,616
	Valero Energy Corp	42,300	3,099,321
			15,041,503

	Oil & Gas Services - 3.8%
	CARBO Ceramics Inc	14,200	996,130
	Hydril Co*	28,700	1,676,367
	Lone Star Technologies Inc*	31,300	1,234,159
	SurModics Inc*	39,400	1,257,254
			5,163,910

	Pharmaceuticals - 3.4%
	Bristol-Myers Squibb Co	115,400	2,938,084
	Kos Pharmaceuticals Inc*	42,100	1,754,728
			4,692,812

	Real Estate - 0.9%
	Brascan Corp	33,700	1,272,175

	Retail - 6.6%
	American Eagle Outfitters Inc	160,600	4,745,730
	Coldwater Creek Inc*	73,950	1,366,596
	Urban Outfitters Inc*	63,000	3,022,110
			9,134,436

	Semiconductors - 1.8%
	Marvell Technology Group Ltd*	63,400	2,430,756

	Software - 1.7%
	Autodesk Inc	78,500	2,336,160

	Telecommunications - 3.5%
	BellSouth Corp	44,300	1,164,647
	SBC Communications Inc	113,200	2,681,708
	Verizon Communications Inc	28,400	1,008,200
			4,854,555

	Transportation - 4.8%
	General Maritime Corp*	39,900	1,932,756
	Norfolk Southern Corp	49,500	1,833,975
	OMI Corp	68,000	1,302,200
	Overseas Shipholding Group Inc	25,100	1,579,041
			6,647,972

TOTAL COMMON STOCKS (Cost $107,800,493)			128,759,048

Industry	Company	Shares	Value
MONEY MARKET MUTUAL FUNDS - 11.9%
	First American Treasury Obligations Fund - Class S	16,483,105	16,483,105
TOTAL MONEY MARKET MUTUAL FUNDS (Cost $16,483,105)			16,483,105

TOTAL INVESTMENTS - 105.3% (Cost $124,283,598)			$145,242,153
Liabilities In Excess of Other Assets - (5.3%)			(7,338,870)
NET ASSETS - 100.0%			$137,903,283

* Non-income producing security

FINANCIAL FUTURES - LONG
95 Contracts S&P 500 Mini
expires June 2005, principal amount $5,560,250, value $5,621,668
cumulative appreciation	$63,418

See accompanying Notes to Schedule of Investments

BRIDGEWAY FUNDS, INC.

ULTRA-SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets

March 31, 2005 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS- 94.5%
	Advertising - 3.0%
	Ventiv Health Inc*	141,800	$3,261,400

	Apparel - 5.8%
	Ashworth Inc*	83,000	945,370
	Deckers Outdoor Corp*+	136,000	4,860,640
	I.C. Isaacs & Co*	74,500	547,575
			6,353,585

	Auto Parts & Equipment - 1.9%
	R&B Inc*	31,600	419,016
	Titan International Inc	118,000	1,695,660
			2,114,676

	Banks - 2.5%
	Bank of the Ozarks Inc	57,600	1,828,800
	Guaranty Federal Bancshares Inc	13,000	293,150
	Northrim BanCorp Inc	4,800	120,000
	Pinnacle Financial Partners Inc*	25,000	518,000
			2,759,950

	Beverages - 4.0%
	Hansen Natural Corp*	72,501	4,355,135

	Biotechnology - 0.7%
	ArQule Inc*	130,000	612,300
	Repligen Corp*	79,000	134,300
			746,600

	Building Materials - 0.2%
	Juno Lighting Inc	6,000	226,794

	Chemicals - 1.3%
	American Vanguard Corp+	21,000	942,270
	Balchen Corp	11,700	272,025
	ICO Inc*	68,300	230,171
			1,444,466

	Commercial Services - 4.6%
	Collectors Universe Inc*	25,030	479,575
	Learning Care Group Inc*	33,000	121,110
	Rent-Way Inc*	131,900	1,081,580
	SFBC International Inc *	95,649	3,370,671
			5,052,936

	Cosmetics/Personal Care - 1.4%
	Parlux Fragrances Inc*	69,600	1,506,840

	Distribution/Wholesale - 6.4%
	Building Materials Holding Corp	57,000	2,535,360
	Central European Distribution Corp*	88,950	2,961,145
	Navarre Corp *+	185,984	1,478,573
			6,975,078

	Electrical Components & Equipment - 1.8%
	Insteel Industries Inc*	128,300	1,927,066

	Electronics - 2.6%
	Labarge Inc*	94,100	1,231,769
	LeCroy Corp*	55,000	942,150
	Lowrance Electronics Inc	28,600	695,266
			2,869,185

	Food - 1.8%
	Nash Finch Co	51,981	1,974,758

	Gas - 0.2%
	Chesapeake Utilities Corp	7,700	204,820

	Healthcare Products - 4.4%
	Atrion Corp	8,400	408,526
	Cantel Medical Corp*	21,450	621,192
	Criticare Systems Inc*	68,300	209,681
	Cutera Inc*	115,000	2,217,200
	Del Global Technologies Corp*	1,408	0
	Quinton Cardiology Systems Inc*	115,600	958,324
	Somanetics Corp*	28,000	378,000
			4,792,923

	Healthcare Services - 4.0%
	Advocat, Inc*	53,200	246,316
	America Service Group Inc*	121,050	2,678,837
	American Retirement Corp*	22,000	319,880
	Continucare Corp*	89,600	219,520
	Five Star Quality Care Inc*	45,000	379,800
	InterDent Inc	1	0
	Metro Health Networks Inc*	226,900	510,525
	SunLink Health Systems*	10,000	61,500
			4,416,378
	Household Products - 0.7%
	Acme United Corp	54,000	756,000

	Home Builders - 0.4%
	Cavalier Homes Inc*	84,100	451,617

	Insurance - 0.6%
	Brooke Corp	8,500	99,365
	Navigators Group Inc*	18,000	596,610
			695,975

Industry	Company	Shares	Value
	Internet - 0.7%
	Hollywood Media Corp*	8,600	43,000
	IBasis Inc*+	330,500	740,320
			783,320

	Iron/Steel - 2.8%
	Friedman Industies Inc	97,000	662,510
	Olympic Steel Inc*	133,500	2,386,980
			3,049,490

	Leisure Time - 1.2%
	Aldila Inc	79,100	1,336,869

	Lodging - 2.0%
	Monarch Casino & Resort Inc*	60,000	1,194,000
	Riviera Holdings Corp*	82,200	994,620
			2,188,620

	Machinery Diversified - 2.6%
	Benthos Inc*	22,000	377,300
	Columbus McKinnon Co*	121,000	1,648,020
	Hurco Companies Inc*	40,000	558,000
	Lancer Corp*	8,200	125,460
	Paragon Technologies Inc*	12,000	105,120
			2,813,900

	Media - 0.3%
	Metromedia International Group Inc*	242,700	373,758

	Metal Fabricate/Hardware - 1.0%
	Sun Hydraulics Corp	18000	541,080
	Webco Industries Inc*	76,500	546,975
			1,088,055

	Miscellaneous Manufacturing - 3.1%
	Atlantis Plastics Inc*	18,600	441,750
	Park-Ohio Holdings Corp*	154,900	2,902,826
			3,344,576

	Office Furnishings - 0.1%
	CompX International Inc	6,000	101,880

	Oil & Gas - 11.5%
	Edge Petroleum Corp*	57,000	943,920
	Goodrich Petroleum Corp*	132,800	2,806,064
	Mission Resources Corp*	290,000	2,053,200
	Petroleum Development Corp*	100,600	3,791,614
	Toreador Resources Corp*	100,326	1,820,917
	Vaalco Energy Inc*	297,500	1,139,425
			12,555,140

	Pharmaceuticals - 4.2%
	Anika Therapeutics Inc*	10,000	128,000
	Matrixx Initiatives Inc*	225,884	2,550,230
	National Medical Health Card Systems Inc*	81,750	1,890,060
			4,568,290

	Retail - 7.7%
	Ark Restaurants Corp	9,717	319,456
	Books-A-Million Inc	37,900	344,890
	Collegiate Pacific Inc	89,800	992,290
	Cost-U-Less Inc*	133,850	1,493,766
	Denny’s Corp*	320,000	1,520,000
	EZ Corp Inc*	78,406	1,041,231
	First Cash Financial Services Inc*	77,250	1,635,383
	National Vison Inc*	56,000	284,480
	The Pantry Inc*	21,200	656,564
	Zones Inc*	49,000	155,869
			8,443,929

	Savings & Loans - 0.5%
	Beverly Hills Bancorp Inc	37,800	405,216
	Pacific Premier Bancorp Inc*	15,000	165,000
			570,216

	Semiconductors - 2.0%
	ADE Corp*	101,100	2,244,420

	Software - 4.1%
	Altiris Inc*	24,000	572,400
	Intellisync Corp*	595,112	2,178,110
	Mind CTI Ltd	12,944	50,352
	Moldflow Corp *	41,600	665,184
	Phoenix Technologies Ltd*	99,000	942,480
	Unify Corp*	101,837	65,175
			4,473,701

	Telecommunications - 1.6%
	Comtech Telecommunications Corp*	32,850	1,711,485
	Stratos International Inc*	16,745	72,841
			1,784,326

	Textiles - 0.8%
	Hallwood Group Inc*	6,900	897,000

	TOTAL COMMON STOCKS (Cost $68,907,001)		103,503,672

	MONEY MARKET MUTUAL FUNDS - 3.9%
	First American Treasury Obligations Fund - Class S	4,309,616	4,309,616
	TOTAL MONEY MARKET MUTUAL FUNDS (Cost $4,309,616)		4,309,616

	TOTAL INVESTMENTS - 98.4% (Cost $73,216,617)		$107,813,288
	Other Assets In Excess of Liabilities - 1.6%		1,689,365
	NET ASSETS - 100.0%		$109,502,653

* Non-income producing security

+ This security or a portion of this security is out on loan at March 31, 2005

Total loaned securities had a market value of $7,871,723 at March 31, 2005

See accompanying Notes to Schedule of Investments.

BRIDGEWAY FUNDS, INC.

ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets

March 31, 2005 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 102.0%
	Advertising - 0.9%
	Traffix Inc	248,700	$1,255,935
	Ventiv Health Inc*	198,300	4,560,900
			5,816,835

	Aerospace/Defense - 1.0%
	Argon St Inc*	137,600	4,540,800
	Arotech Corp*+	576,200	800,918
	CPI Aerostructures Inc*	38,100	377,190
	EDO Corp	3,700	111,185
	Titan Corp*	2,832	51,429
			5,881,522
	Agriculture - 0.5%
	The Andersons Inc	101,181	3,136,611

	Airlines - 0.3%
	Hawaiian Holdings Inc*	19000	124,260
	MAIR Holdings Inc*	116,414	1,038,413
	Midwest Air Group Inc*	283,400	680,160
			1,842,833

	Apparel - 1.6%
	Ashworth Inc*	135,807	1,546,842
	Deckers Outdoor Corp*+	146,100	5,221,614
	Hartmarx Corp*	199,200	1,900,368
	Tandy Brands Accessories Inc	65,009	973,185
			9,642,009

	Auto Parts & Equipment - 1.1%
	Noble International Ltd	77,400	1,753,884
	R&B Inc*	76,314	1,011,924
	Tenneco Automotive Inc*	73,000	909,580
	Titan International Inc	144,000	2,069,280
	Transpro Inc*	127,700	830,050
			6,574,718

	Banks - 12.4%
	ABC Bancorp	73,800	1,246,482
	Abigail Adams National Bancorp	22,220	383,517
	Banc Corp*	36,700	376,909
	Bancorp Rhode Island Inc	65,200	2,438,480
	Bank of America Corp	59,718	2,633,564
	Bank of the Ozarks Inc	40,800	1,295,400
	BB&T Corp	1,300	50,804
	BNCCORP Inc	50,310	713,094
	Brookline Bancorp Inc	72,316	1,077,508
	Capital Bank Corp	61,200	1,015,920
	Capital Corp of the West	52,900	2,458,792
	Capital Crossing Bank*	87,600	2,882,040
	Cardinal Financial Corp*	111,152	1,022,598
	Cascade Bancorp	900	17,468
	Cascade Financial Corp	39,757	735,505
	Cass Information Systems Inc	40,837	1,572,224
	Center Financial Corp	135,600	2,390,628
	Central Bancorp Inc	29,400	795,270
	City National Corp	579	40,426
	CoBiz Inc	900	17,442
	Columbia Bancorp/Maryland	27,725	883,318
	Columbia Bancorp/Oregon	24,310	431,502
	Commercial Bankshares Inc	10,937	426,543
	Fidelity Southern Corp	57,476	965,597
	First Mariner Bancorp Inc*	116,678	2,067,534
	First Mutual Bancshares Inc	16,335	415,889
	FirstBank Corp	2,709	67,860
	FNB Corp	8,640	165,455
	FNB Financial Services Corp	35,375	795,938
	First Place Financial Corp	14,388	263,300
	First State Bancorp	17,000	288,575
	Fulton Financial Corp	99,332	2,164,444
	Glacier Bancorp Inc	778	23,729
	Greater Community Bancorp	4,478	71,648
	Guaranty Federal Bancshares Inc	62,556	1,410,638
	Heritage Commerce Corp*	15,000	276,450
	Lakeland Financial Corp	25,200	968,940
	Macatawa Bank Corp	59,595	2,000,902
	MB Financial Inc	47,818	1,831,429
	Mercantile Bank Corp	35,883	1,466,897
	Merchants Group Inc	3,400	82,620
	Midsouth Bancorp Inc	43,737	1,176,525
	MidWestOne Financial Group Inc	77,412	1,354,710
	North Valley Bancorp	17,100	324,045
	Northrim BanCorp Inc	81,878	2,046,950
	Oak Hill Financial Inc	54,373	1,830,195
	PAB Bankshares Inc	70,000	980,000
	Pelican Financial Inc*	75,000	502,500
	Pinnacle Financial Partners Inc*	127,700	2,645,944
	PrivateBancorp Inc	37,200	1,168,452
	Prosperity Bancshares Inc	800	21,192
	South Financial Group Inc	72,457	2,212,837
	Southern Community Financial Corp	29,210	274,574
	Southside Bancshares Inc	49,199	1,025,303
	Southwest Bancorp Inc	26,954	497,301
	State Financial Services Corp	65,400	2,416,530
	Summit Bancshares Inc	21,943	374,128
	Susquehanna Bancshares Inc	52,158	1,271,612
	TD Banknorth Inc*	8,718	272,350
	Toronto-Dominion Bank	4,183	172,967
	Umpqua Holdings Corp	100,288	2,341,725
	UnionBanCal Corp	10,606	649,618
	United Security Bancshares	29,296	674,687
	Vail Banks Inc	78,000	1,010,880
	Valley Bancorp*	29,732	899,096
	Vineyard National Bancorp Co	91,940	2,518,237
	Virginia Commerce Bancorp*	74,975	2,027,324
	Western Sierra Bancorp*	64,744	2,209,713
	Wilshire Bancorp Inc	234,944	3,063,670
	Yardville National Bancorp	6,200	202,244
			76,398,588

	Beverages - 0.3%
	Green Mountain Coffee Roasters Inc*	56,300	1,351,200
	Peet’s Coffee & Tea Inc*	17,400	428,910
	Redhook Ale Brewery Inc*	23,000	80,523
			1,860,633

	Biotechnology - 3.6%
	ArQule Inc*	387,489	1,825,073
	Curis Inc*	200,553	717,980
	Embrex Inc*	146,024	1,711,401
	Encysive Pharmaceuticals Inc*	330,900	3,381,798
	Genetronics Biomedical Corp*	337,800	1,155,276
	GenVec Inc*	321,393	556,010
	Harvard Biosciences Inc*	26,800	104,252
	Illumina Inc*	52,843	426,971
	Immunogen Inc*	95,600	499,988
	Keryx Biopharmaceuticals Inc*	57,647	770,164
	Lifecell Corp*	299,250	2,663,325
	Nanogen Inc*	448,811	1,561,862
	Northfield Laboratories Inc*	7,568	85,140
	Orchid BioSciences Inc*	307,974	3,621,774

Industry	Company	Shares	Value
	Biotechnology, continued
	Oscient Pharmaceuticals Corp*	164500	384,930
	Regeneration Technologies Inc*	29,286	301,939
	Sangamo Biosciences Inc*	112,300	449,200
	Seattle Genetics Inc*	115,055	591,383
	Sonus Pharmaceuticals Inc*	94,024	248,223
	Stratagene Corp*	53,513	472,520
	Third Wave Technologies Inc*	136,400	785,664
			22,314,873

	Building Materials - 0.1%
	Aaon Inc*	787	12,954
	Comfort Systems USA Inc*	43,900	340,225
			353,179

	Chemicals - 1.3%
	Aceto Corp	140,869	1,045,248
	American Vanguard Corp+	57,000	2,557,590
	Balchem Corp	80,700	1,876,275
	Landec Corp*	116,500	848,120
	Lesco Inc*	82,400	1,194,800
	NewMarket Corp*	29,200	543,120
			8,065,153

	Coal - 0.2%
	Westmoreland Coal Co*	39,500	993,425

	Commercial Services - 4.2%
	ACE Cash Express Inc*	94,000	2,138,500
	Bankrate Inc*	144,800	1,938,872
	Cadmus Communications Corp	67,446	952,270
	Carriage Services Inc*	134,500	749,165
	Collectors Universe Inc*	14,700	281,652
	Cornell Cos Inc*	120,900	1,523,340
	Discovery Partners International Inc*	338,529	1,083,293
	Geo Group Inc*	101,400	2,898,012
	Healthcare Services Group Inc	23,700	574,725
	HMS Holdings Corp*	114,500	847,300
	Hudson Highland Group Inc*	32,590	556,963
	Kendle International Inc*	22,390	257,485
	Medical Staffing Network Holdings Inc*	15,100	99,811
	Multi-Color Corp	59,136	1,155,517
	National Research Corp	40,300	547,717
	NCO Group Inc*	39,131	765,011
	Opinion Research Corp*	17,400	121,974
	Perceptron Inc*	119,274	942,265
	Providence Services Corp*	52,992	1,232,318
	RCM Technologies Inc*	173,319	873,528
	Rent-Way Inc*	94,300	773,260
	Rock of Agess Corp	8,900	58,740
	SFBC International Inc*	86,070	3,033,107
	SM&A*	128,650	1,062,649
	Source Interlink Cos Inc*	125,332	1,409,985
			25,877,459

	Computers - 4.4%
	Ansoft Corp*	50,300	1,357,094
	BindView Development Corp*	246,100	807,208
	Brooktrout Inc*	143,225	1,611,281
	Cyberguard Corp*	103,200	850,368
	Dataram Corp*	82,533	387,575
	Delphax Technologies Inc*	26,950	87,318
	Dynamics Research Corp*	80,900	1,329,996
	Extended Systems Inc*	172,666	834,149
	Immersion Corp*	20,226	121,356
	Inforte Corp*	84,036	453,794
	Innodata Isogen Inc*	168,650	615,572
	InterVoice Inc*	257,500	2,891,725
	Maxwell Technologies Inc*	20,979	192,377
	Merge Technologies Inc*	59,200	1,038,960
	Nuance Communications Inc*	169,600	495,232
	Overland Storage Inc*	6,800	99,824
	Pomeroy IT Solutions Inc*	99,600	1,484,040
	Printronix Inc	69,800	1,123,780
	Rimage Corp*	120,069	2,383,370
	SI International Inc*	76,700	2,119,221
	Sigma Designs Inc*	157,060	1,667,977
	Stratasys Inc*	87,050	2,466,127
	TechTeam Global Inc*	141,770	1,563,723
	Transact Technologies Inc*	63,753	638,168
	Xanser Corp*	151,200	483,840
			27,104,075

	Cosmetics/Personal Care - 1.4%
	Chattem Inc*	5,800	257,926
	Parlux Fragrances Inc*	381,363	8,256,509
			8,514,435

	Distribution/Wholesale - 1.1%
	Brightpoint Inc*	46,375	868,604
	Central European Distribution Corp*	34,750	1,156,828
	Huttig Building Products Inc*	31,800	347,574
	Navarre Corp*+	521,700	4,147,515
			6,520,521

	Diversified Financial Services - 1.5%
	Asta Funding Inc	62,100	1,314,657
	BKF Capital Group Inc	52,200	2,088,522
	Consumer Portfolio Services Inc*	332,800	1,640,704
	Maxcor Financial Group Inc	110,300	1,294,812
	Nicholas Financial Inc	19,600	352,800
	Sanders Morris Harris Group Inc	85,509	1,546,003
	United PanAm Financial Corp*	53,100	1,082,709
			9,320,207

	Electric - 0.3%
	Green Mountain Power Corp	51,100	1,497,230
	Unitil Corp	23,800	608,090
			2,105,320

Industry	Company	Shares	Value
	Electrical Components & Equipment - 1.0%
	Active Power Inc*	452,809	1,467,101
	American Semiconductor Corp*	125,100	1,248,498
	Capstone Turbine Corp*	545,100	844,905
	The Lamson & Sessions Co*	203,600	2,025,820
	Nortech Systems Inc*	1,400	8,049
	TII Network Technologies Inc*	143,700	277,197
			5,871,570

	Electronics - 3.0%
	Advanced Photonix Inc - Class A*	156,350	370,550
	Axsys Technologies Inc*	61,200	1,374,552
	Badger Meter Inc	84,400	2,236,600
	Bonso Electronic International Inc	23,371	103,300
	Fargo Electronics Inc*	33,550	492,179
	Faro Technologies Inc*	84,500	1,989,130
	Frequency Electronics Inc	29,800	317,668
	LeCroy Corp*	107,500	1,841,475
	Lowrance Electronics Inc	57,900	1,407,549
	Measurement Specialties Inc*	99,800	2,295,400
	Merix Corp*	146,447	1,641,671
	Metrologic Instruments Inc*	105,000	2,360,400
	OI Corp*	35,200	378,400
	Sonic Solutions Inc*	107,700	1,620,885
	Spectrum Control Inc*	10,134	75,701
	SRS Labs Inc*	25,900	103,341
			18,608,801

	Energy - Alternate Sources - 0.2%
	Electric City Corp*	64,000	60,800
	Evergreen Solar Inc*	178,400	1,261,288
			1,322,088

	Engineering & Construction - 0.9%
	Bluegreen Corp*	78,800	1,012,580
	Keith Cos Inc*	47,500	821,750
	Layne Christensen Co*	161,900	2,796,013
	Michael Baker Corp*	51,700	1,139,985
	Perini Corp*	5,500	75,845
			5,846,173

	Entertainment - 0.8%
	Canterbury Park Holdings Corp*	59,400	1,032,966
	Gaylord Entertainment Co*	44,852	1,812,021
	Image Entertainment Inc*	126,090	689,712
	Nevada Gold & Casino*	96,000	1,228,800
			4,763,499

	Environmental Control - 1.0%
	Clean Harbors Inc*	157,947	2,896,748
	Darling International Inc*	370,100	1,476,699
	Waste Industries USA Inc	130,900	1,819,510
			6,192,957

	Food - 1.4%
	Imperial Sugar Co	79,016	1,099,113
	M & F Worldwide Corp*	34,300	457,562
	Monterey Gourmet Foods Inc*	224,766	719,251
	Rocky Mountain Chocolate Factory Inc	44,352	1,094,164
	Spartan Stores Inc*	343,650	3,656,436
	Village Super Market Inc - Class A	12,300	509,097
	Zapata Corp*	10,900	795,155
			8,330,778

	Gas - 0.5%
	Chesapeake Utilities Corp	57,400	1,526,840
	EnergySouth Inc	44,250	1,267,099
			2,793,939

	Hand/Machine Tools - 0.1%
	Starrett (L.S.) Co - Class A	29,200	566,480

	Healthcare Products - 5.8%
	Abaxis Inc*	169,700	1,501,845
	Abiomed Inc*	189,902	2,009,163
	Atrion Corp	39,148	1,903,924
	Caliper Life Sciences Inc*	68,000	438,600
	Candela Corp*	25,822	230,332
	Cantel Medical Corp*	82,200	2,380,512
	Cardiotech International Inc*	122,100	231,990
	Compex Technologies Inc*	108,496	543,565
	Criticare Systems Inc*	252,650	775,635
	Encore Medical Corp*	111,400	599,332
	Endologix Inc*	80,000	460,000
	Enpath Medical Inc*	21,800	177,016
	Implant Sciences Corp*	85,100	506,345
	LCA-Vision Inc	241,297	8,035,190
	Lifecore Biomedical Inc*	217,646	3,867,569
	Medical Action Industries Inc*	20,385	385,277
	Merit Medical Systems Inc*	17,500	209,825
	Microvision Inc*	45,254	263,831
	NMT Medical Inc*	52,600	431,320
	Orthologic Corp*	2,000	10,120
	PhotoMedex Inc*	188,200	506,258
	Quinton Cardiology Systems Inc*	215,470	1,786,246
	Rita Medical Systems Inc*	112,222	335,544
	Somanetics Corp*	234,200	3,161,700
	Spectranetics Corp*	159,500	829,400
	SRI/Surgical Express Inc*	21,400	103,790
	Tutogen Medical Inc*	242,000	573,540
	Urologix Inc*	110,587	507,594
	Utah Medical Products Inc	49,900	1,097,800
	Vital Images Inc*	110,260	1,664,926
			35,528,189

	Healthcare Services - 3.0%
	Air Methods Corp*	84,155	670,715
	Almost Family Inc*	5,800	71,514
	Amedisys Inc*	171,100	5,175,775
	America Service Group Inc*	109,500	2,423,235
	Bio-Reference Laboratories Inc*	135,600	1,887,552
	BioScript Inc*	67,648	407,917
	Dialysis Corp of America*	23,140	472,287
	Five Star Quality Care Inc*	34,000	286,960
	Horizon Health Corp*	56,300	2,392,750
	Medcath Corp*	50,020	1,465,586
	Novamed Eyecare Inc*	64,300	369,725
	Option Care Inc	4,875	100,376
	Psychiatric Solutions Inc*	52,300	2,405,800
	Radiologix Inc*	116,900	501,501
			18,631,693

Industry	Company	Shares	Value
	Home Builders - 0.1%
	Hovnanian Enterprises Inc - Class A*	822	41,922
	Meritage Homes Corp*	1,800	106,056
	Nobility Homes Inc	11,300	236,170
	Technical Olympic USA Inc	1,125	33,975
			418,123

	Home Furnishings - 0.4%
	Cobra Electronics Corp*	33,700	254,435
	Koss Corp	4,138	84,283
	Stanley Furniture Co Inc	44,300	2,094,504
			2,433,222

	Household Products/Wares - 0.4%
	CNS Inc	105,050	1,869,890
	Nashua Corp*	38,600	335,820
			2,205,710

	Housewares - 0.1%
	Enesco Group Inc*	110,300	733,495

	Insurance - 1.9%
	American Independence Corp*	45,135	594,473
	Brooke Corp	11,700	136,773
	Ceres Group Inc*	354,900	1,927,107
	Donegal Group Inc	139,069	2,526,890
	Fidelity National Financial Inc	45,941	1,513,297
	Investors Title Co	56,432	2,200,848
	Meadowbrook Insurance Group Inc*	370,400	1,944,600
	SCPIE Holdings Inc*	18,200	200,746
	United America Ind*	28,704	540,784
	Vesta Insurance Group Inc	35,000	124,250
			11,709,768

	Internet - 4.1%
	Aladdin Knowledge Systems*	101,295	2,302,435
	Ask Jeeves Inc*	227,500	6,388,200
	At Road Inc*	79,964	327,852
	Blue Coat Systems Inc*	55,300	1,299,550
	Captiva Software Corp*	232,000	2,512,560
	Corillian Corp*	381,371	1,327,171
	Digitas Inc*	134,521	1,358,662
	E-Loan Inc*	258,310	684,522
	ePlus Inc*	100,800	1,176,336
	FindWhat.com*	52,700	546,499
	Harris Interactive Inc*	70,300	324,083
	Ibasis Inc*+	186,500	417,760
	I-many Inc*	523,200	831,888
	Jupitermedia Corp*	164,000	2,543,640
	LookSmart Ltd*	169,626	150,967
	Online Resources Corp*	158,500	1,396,385
	Quotesmith.com Inc*	30,400	142,333
	Selectica Inc*	94,035	302,793
	TheStreet.com Inc*	167,000	719,770
	United Online Inc*	14,029	146,884
	Valueclick Inc*	38,914	412,878
			25,313,168

	Iron/Steel - 1.4%
	Great Northern Iron Ore Properties	12,700	1,422,400
	Material Sciences Corp*	33,500	450,575
	Olympic Steel Inc*	2,100	37,548
	Oregon Steel Mills Inc*	170,000	3,910,000
	Roanoke Electric Steel Corp	90,000	1,861,200
	Steel Technologies Inc	50,816	1,219,076
			8,900,799

	Leisure Time - 0.4%
	Aldila Inc	78,979	1,334,824
	Ambassadors International Inc	77,600	1,088,806
	Johnson Outdoors Inc*	7,236	136,977
			2,560,607

	Lodging - 0.8%
	Lodgian Inc*	38,000	389,500
	Monarch Casino & Resort Inc*	164,800	3,279,520
	Suburban Lodges of America Inc*	40,400	0
	Wyndham International Inc - Class A*	1,490,000	1,192,000
			4,861,020

	Machinery Diversified - 1.2%
	Gehl Co*	110,100	2,940,771
	Hurco Cos Inc*	219,934	3,068,079
	Twin Disc Inc	68,200	1,678,402
			7,687,252

	Media - 0.7%
	Pegasus Communications Corp*+	76,600	1,017,248
	Point.360*	61,200	212,364
	Sirius Satellite Radio Inc*	582,300	3,272,526
			4,502,138

	Metal Fabricate/Hardware - 1.2%
	Hawk Corp*	17,400	177,480
	Ladish Co Inc*	64,700	763,460
	Metals USA Inc*	220,500	4,319,595
	Northwest Pipe Co*	75,600	1,866,564
			7,127,099

	Mining - 0.0%^
	Kinross Gold Corp*	22,353	134,118

	Miscellaneous Manufacturing - 1.8%
	Ceradyne Inc*	122,625	2,743,121
	EnPro Industries Inc*	13,600	374,000
	Flanders Corp*	270,542	3,051,714
	Park-Ohio Holdings Corp*	235,715	4,417,299
	Raven Industries Inc	35,600	726,952
			11,313,086

	Office/Business Equipment - 0.2%
	TRM Corp*	75,750	1,530,908

	Oil & Gas - 3.0%
	Adams Resources & Energy Inc	5,600	116,760
	ATP Oil & Gas Corp	199,400	4,315,016
	Brigham Exploration Co*	176,600	1,630,018
	Castle Energy Corp	7,650	89,887
	Clayton Williams Energy Inc*	22,200	574,980
	Edge Petroleum Corp*	173,322	2,870,212
	Giant Industries Inc*	133,800	3,438,660
	Magnum Hunter Resources Inc*	200	0
	Meridian Resource Corp*	404,000	2,084,640
	Petrocorp*	6,100	0
	Petroleum Development Corp*	74,400	2,804,136
	Remington Oil & Gas Corp*	1,400	44,128
	Royale Energy Inc*	93,856	769,619
			18,738,056

Industry	Company	Shares	Value
	Oil & Gas Services - 0.4%
	Lufkin Industries Inc	47,871	2,311,691

	Packaging & Containers - 0.2%
	AEP Industries Inc*	58,800	1,155,420

	Pharmaceuticals - 5.3%
	Anika Therapeutics	131,400	1,681,920
	Collagenex Pharmaceuticals Inc*	99,424	464,310
	D&K Healthcare Resources Inc	46,730	391,130
	Dendreon Corp*	62,575	341,034
	Dov Pharmaceuticals Inc*	158,400	2,166,912
	Eli Lilly & Co	34,669	1,806,255
	Emisphere Technologies Inc*	144,800	531,416
	First Horizon Pharmaceutical Corp*	279,200	4,712,896
	Guilford Pharmaceuticals Inc*	133,769	307,669
	HealthExtras Inc*	21,900	364,635
	Heska Corp*	47,559	35,669
	Hi-Tech Pharmacal Co Inc*	112,476	2,472,222
	Insmed Inc*	51,430	43,715
	Integrated Biopharma Inc*	100,100	530,530
	Intrabiotics Pharmaceuticals Inc*	112,300	404,280
	Introgen Therapeutics Inc*+	109,175	861,391
	Ista Pharmaceuticals Inc*	101,400	1,001,832
	La Jolla Pharmaceuticals Co*	272,200	190,540
	Mannatech Inc	90,680	1,772,794
	Matrixx Initiatives Inc*	90,300	1,019,487
	Nastech Pharmaceutical Co*	146,600	1,448,408
	National Medical Health Cardinal Systems Inc*	103,408	2,390,793
	Neogen Corp*	69,281	1,024,042
	Nutraceutical International Corp*	63,204	1,002,415
	Nuvelo Inc*	136,104	884,676
	Orphan Medical Inc*	132,279	1,205,062
	Pain Therapeutics Inc*	114,000	579,120
	Penwest Pharmaceuticals Co*	28,000	346,080
	Pharmacyclics Inc*	200,100	1,606,803
	Rigel Pharmaceuticals Inc*	35,566	570,479
	Vivus Inc*	234,337	700,668
			32,859,183

	Real Estate - 1.1%
	California Coastal Communities Inc*	109,900	2,874,984
	Consolidated - Tomoka Land Co	43,800	2,506,674
	United Capital Corp*	35,500	867,620
	Wellsford Real Properties Inc*	22,900	333,195
	Wilshire Enterprises Inc*	27,300	214,305
			6,796,778

	Retail - 4.9%
	America’s Car Mart Inc*	74,700	2,618,982
	Ark Restaurants Corp	3,047	100,173
	Blair Corp	30,900	1,018,773
	The Bombay Co Inc*	81,900	434,070
	Books-A-Millions Inc	191,906	1,746,345
	Buffalo Wild Wings Inc*	28,600	1,081,938
	Collegiate Pacific Inc	21,800	240,890
	Dave & Buster’s Inc*	143,600	2,685,320
	Famous Dave’s Of America Inc*	158,800	2,235,904
	Finlay Enterprises Inc*	81,640	1,078,464
	First Cash Financial Services Inc*	116,250	2,461,012
	Friendly’s Ice Cream Corp*	97,900	797,885
	Frisch’s Restaurants Inc	47,800	1,242,322
	GTSI Corp*	90,835	881,100
	Hastings Entertainment Inc*	125,400	836,418
	JOS A Bank Clothiers Inc*	40,125	1,175,662
	Luby’s Inc*	252,700	1,958,425
	Movie Gallery Inc	6,975	200,043
	National Vision Inc*	111,500	566,420
	The Pantry Inc*	3,300	102,201
	Rush Enterprises Inc - Class A*	43,600	683,648
	Rush Enterprises Inc - Class B*	43,600	735,096
	The Sportsman’s Guide Inc*	110,600	2,891,084
	Total Entertainment Rest Corp*	122,581	1,396,198
	Trans World Entertainment Corp*	70,300	1,035,519
	Zones Inc*	60,000	190,860
			30,394,752

	Savings & Loans - 4.5%
	Berkshire Hills Bancorp Inc	34,800	1,174,500
	Beverly Hills Bancorp Inc	63,222	677,740
	Carver Bancorp Inc	107,000	2,000,900
	Centrue Financial Corp	26,000	715,000
	Cooperative Bankshares Inc	2,100	35,700
	Fidelity Bancorp Inc	46,080	1,134,029
	First Defiance Financial Corp	27,800	722,800
	First Federal Bankshares Inc	54,400	1,187,552
	First Pactrust Bancorp Inc	53,800	1,403,104
	FirstBank NW Corp	21,492	601,776
	HMN Financial Inc	55,300	1,714,300
	Harrington West Financial Group Inc	86,320	1,429,459
	Heritage Financial Corp	6,100	137,250
	Horizon Financial Corp	56,170	1,054,873
	Itla Capital Corp*	400	19,984
	LSB Corp	76,350	1,354,449
	Lincoln Bancorp	9,661	173,898

Industry	Company	Shares	Value
	Savings & Loans, continued
	MASSBANK Corp	23,936	905,978
	NewAlliance Bancshares Inc	67,028	938,392
	NewMil Bancorp Inc	42,702	1,211,029
	North Central Bancshares Inc	19,650	786,000
	Northeast Bancorp	4,700	96,209
	Providence Financial Holding Inc	54,849	1,631,209
	Pulaski Financial Corp	75,462	1,553,763
	PVF Capital Corp	75,720	995,718
	Rainer Pacific Financial Group Inc	26,100	414,468
	Riverview Bancorp Inc	25,800	548,250
	Sterling Financial Corp*	804	28,703
	Synergy Financial Group Inc	21,400	258,726
	Teche Holding Co	11,400	418,950
	Timberland Bancorp Inc	19,800	438,570
	Union Community Bancorp	44,600	719,130
	Washington Savings Bank	95,850	1,118,570
			27,600,979

	Semiconductors - 2.6%
	ADE Corp*	130,000	2,886,000
	Advanced Power Technology Inc*	206,500	1,466,150
	Aetrium Inc*	106,208	297,382
	All American Semiconductor Inc*	13,200	63,756
	Alliance Semiconductor Corp*	85,493	212,878
	Anadigics Inc*	333,401	480,097
	Brillian Corp*	24,662	43,652
	Catalyst Semiconductor Inc*	93,173	397,849
	Ceva Inc*	157,696	1,166,950
	Diodes Inc*	42,150	1,143,529
	HI/FN Inc*	47,500	344,375
	IXYS Corp*	45,110	516,058
	Kopin Corp*	132,300	406,161
	LogicVision Inc*	68,400	182,628
	Monolithic System Technology Inc*	93,500	546,975
	Nanometrics Inc*	44,800	527,296
	PLX Technology Inc*	82,694	868,287
	Ramtron International Corp*	40,200	131,052
	Richardson Electronics Ltd	67,545	693,687
	Rudolph Technologies Inc*	73,000	1,099,380
	Supertex Inc*	52,300	957,613
	Therma-Wave Inc*	164,749	317,966
	Virage Logic Corp*	50,897	557,831
	White Electronic Designs Corp*	171,400	838,146
			16,145,698

	Software - 4.3%
	Allscripts Healthcare Solutions Inc*	94,453	1,350,677
	American Software Inc	31,038	201,437
	Aspen Technology Inc*	58,800	333,984
	Authentidate Holding Corp*	26,441	105,500
	CAM Commerce Solutions Inc*	93,900	1,478,925
	Captaris Inc*	268,501	1,087,429
	Computer Programs & Systems Inc	16,547	464,640
	Concord Communications, Inc*	39,000	394,680
	Concur Technologies Inc*	112,900	916,748
	Digi International Inc*	112,936	1,549,482
	DocuCorp International Inc*	161,800	1,255,568
	Document Sciences Corp*	8,788	46,049
	Embarcadero Technologies Inc*	56,500	372,335
	Evolving Systems Inc*	275,900	738,308
	Intervideo Inc*	17,700	194,700
	INVESTools Inc*	22,700	117,132
	MetaSolv Inc*	399,900	979,755
	Mind CTI Ltd	351,310	1,366,596
	Moldflow Corp*	163,600	2,615,964
	MSC Software Corp*	42,200	466,310
	Napster Inc*	208,000	1,354,080
	Pervasive Software Inc*	174,800	804,080
	Phoenix Technologies Ltd*	72,097	686,363
	QAD Inc	49,150	406,471
	Quality Systems Inc*	46,000	1,947,640
	Staktek Holdings Inc*	122,356	484,530
	TradeStation Group Inc*	245,974	1,485,683
	Vastera Inc*	142,050	416,207
	Viewpoint Corp*	199,884	559,675
	Witness Systems Inc*	138,850	2,436,818
			26,617,766

	Telecommunications - 4.0%
	Anaren Inc*	31,800	385,734
	Avici Systems Inc*	115,900	498,254
	Aware Inc*	373,800	1,629,768
	Boston Communications Group Inc*	19,273	137,224
	CalAmp Corp*	293,700	1,785,696
	Comarco Inc*	12,100	104,665
	Communications Systems Inc	7,000	79,800
	Comtech Telecommunications Corp*	4,700	244,870
	Crossroads Systems Inc*	323,720	268,688
	Ditech Communications Corp*	191,670	2,390,125
	EndWave Corp*	103,842	2,467,286
	Essex Corp*	11,800	192,694
	Forgent Networks Inc*	15,119	32,052
	Glenayre Technologies Inc*	541,400	969,106
	Globecomm Systems Inc*	68,500	407,575
	Hickory Tech Corp	26,530	269,545
	Lightbridge Inc*	20,500	124,025
	MRV Communications Inc*	9,900	31,977
	NMS Communications Corp*	92,600	397,254
	Optical Cable Corp*	89,225	463,078
	Paradyne Networks Corp*	66,471	138,924
	Performance Technologies Inc*	148,850	991,341
	Radyne Comstream Corp*	88,100	719,777
	SafeNet Inc*	27,100	794,301
	SBA Communications Corp*	11,100	101,676
	Sirenza Microdevices Inc*	193,400	613,078
	Spectralink Corp	82,400	1,163,488
	Stratos International Inc*	212,779	925,589
	Forgent Networks Inc*	80,000	503,200
	Ubiquitel Inc*	618,000	4,140,600
	Verlink Corp*	73,955	150,277
	Vyyo Inc*	12,031	89,390
	Warwick Valley Telephone Co	5,400	116,478
	WJ Communications Inc*	505,100	1,202,138
	XETA Technologies Inc*	25,200	92,484
			24,622,157

	Textiles - 0.2%
	Angelica Corp	12,900	361,200
	Culp Inc*	112,800	665,520
			1,026,720

	Toys/Games/Hobbies - 0.2%
	Department 56 Inc*	73,900	1,290,294

Industry	Company	Shares	Value
	Transportation - 2.0%
	Celadon Group Inc*	113,900	2,112,845
	Dynamex Inc*	148,600	2,689,660
	HUB Group Inc - Class A*	72,300	4,531,041
	Marten Transport Ltd*	112,066	2,390,368
	Patriot Transportation Holdings Inc*	16,400	853,948
			12,577,862
	Trucking & Leasing - 0.4%
	Greenbrier Cos Inc	77,800	2,730,002

	Water - 0.3%
	Artesian Resources Corp - Class A	14,850	386,991
	Middlesex Water Co	24,385	442,588
	Pennichuck Corp	3,466	88,799
	York Water Co	40,200	765,810
			1,684,188

	TOTAL COMMON STOCKS (Cost $369,112,970)		628,760,622

	MONEY MARKET MUTUAL FUNDS - 0.0%^
	First American Treasury Obligations Fund - Class S	648	648
	TOTAL MONEY MARKET MUTUAL FUNDS (Cost $648)		648

	TOTAL INVESTMENTS - 102.0% (Cost $369,113,618)		$628,761,270
	Liabilities In Excess of Other Assets - (2.0%)		(12,432,932)
	NET ASSETS - 100.0%		$616,328,338

* Non-income producing security

^ Less than 0.05% of net assets

+ This security or a portion of this security is out on loan at March 31, 2005

Total loaned securities had a market value of $15,024,036 at March 31, 2005

See accompanying Notes to Schedule of Investments

BRIDGEWAY FUNDS, INC.

MICRO-CAP LIMITED FUND

SCHEDULE OF INVESTMENTS

March 31, 2005 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 100.3%
	Advertising - 0.6%
	Ventiv Health Inc*	16,100	$370,300

	Apparel - 1.8%
	Deckers Outdoor Corp*	30,800	1,100,792

	Auto Manufactures - 3.4%
	ASV Inc*	53,113	2,105,665

	Auto Parts & Equipment - 0.7%
	Noble International Ltd	19,500	441,870

	Banks - 1.5%
	Macatawa Bank Corp	16,220	544,586
	Old Second Bancorp Inc	12,254	369,764
			914,350

	Commercial Services - 4.9%
	ACE Cash Express Inc*	21,000	477,750
	Steiner Leisure Ltd*	78,050	2,551,455
			3,029,205

	Computers - 1.2%
	Agilysys Inc	36,000	707,760

	Distribution/Wholesale - 2.8%
	Building Materials Holding Corp	39,100	1,739,168

	Electronics - 4.2%
	Itron Inc*	39,500	1,170,780
	Molecular Devices Corp*	15,000	285,000
	Multi-Fineline Electronix Inc*	13,500	239,942
	ROFIN-SINAR Technologies Inc*	10,000	321,400
	X-Rite Inc	35,000	526,400
			2,543,522

	Food - 0.9%
	Nash Finch Co	15,000	569,850

	Healthcare Products - 5.5%
	Cantel Medical Corp*	20,100	582,096
	Cutera Inc*	35,800	690,224
	LCA - Vision Inc	62,550	2,082,915
			3,355,235

	Healthcare Services - 5.7%
	Amedisys Inc*	52,900	1,600,225
	America Service Group Inc*	21,150	468,049
	American Retirement Corp*	81,000	1,177,740
	Res-Care Inc*	20,300	253,953
			3,499,967

	Insurance - 0.3%
	Navigators Group Inc*	4,800	159,096

	Internet - 6.9%
	Digital River Inc*	44,700	1,392,852
	j2 Global Communications Inc*	58,900	2,020,859
	Trizetto Group Inc*	86,000	800,660
			4,214,371

	Iron/Steel - 3.7%
	Olympic Steel Inc*	44,100	788,508
	Ryerson Tull Inc	116,700	1,478,589
			2,267,097
	Leisure Time - 0.8%
	Ambassadors Group Inc	15,000	501,300

	Lodging - 1.9%
	Monarch Casino & Resort Inc*	59,692	1,187,871

	Machinery Diversified - 4.1%
	Columbus McKinnon Corp*	44,000	599,280
	Middleby Corp	38,200	1,887,080
			2,486,360

	Metal Fabricate/Hardware - 8.5%
	Metals USA Inc*	116,400	2,280,276
	NS Group Inc*	92,300	2,899,143
			5,179,419

	Mining - 2.0%
	Titanium Metals Corp*	34,000	1,224,000

	Oil & Gas - 5.5%
	Goodrich Petroleum Corp*	88,500	1,870,005
	Petroleum Development Corp*	25,600	964,864
	Plains Exploration & Production Co*	14,374	501,653
			3,336,522
	Oil & Gas Services - 0.5%
	RPC Inc	19,500	296,205

	Retail - 3.2%
	Denny’s Corp*	138,700	658,825
	EZCORP Inc*	17,694	234,976
	The Pantry Inc*	33,616	1,041,087
			1,934,888

	Savings & Loans - 1.4%
	Sterling Financial Corp*	23,328	832,810

	Semiconductors - 1.0%
	ADE Corp*	27,800	617,160

	Software - 10.3%
	Intellisync Corp*	223,200	816,912
	Phoenix Technologies Ltd*	64,900	617,848
	Quality Systems Inc*	48,400	2,049,256
	SS&C Technologies Inc	86,500	1,972,200
	Witness Systems Inc*	50,000	877,500
			6,333,716
	Telecommunications - 9.8%
	ACT Teleconferencing Inc*	207,287	116,081
	Comtech Telecommunications Corp*	68,000	3,542,800
	Ubiquitel Inc*	237,000	1,587,900
	US Unwired Inc*	182,300	765,660
			6,012,441

	Toys/Games/Hobbies - 0.2%
	Jakks Pacific Inc*	4,580	98,333

	Transportation - 5.7%
	HUB Group Inc, Class A*	25,700	1,610,619
	Nordic American Tanker Shipping Ltd	23,000	1,091,350
	SCS Transportation Inc*	44,000	817,960
			3,519,929
	Trucking & Leasing - 1.3%
	Greenbrier Companies Inc	23,500	824,615

TOTAL COMMON STOCKS (Cost $42,442,819)			61,403,817

Industry	Company	Shares	Value
MONEY MARKET MUTUAL FUNDS - 1.9%
	First American Treasury Obligations
	Fund - Class S	1,169,060	1,169,060
TOTAL MONEY MARKET MUTUAL FUNDS (Cost $1,169,060)			1,169,060

TOTAL INVESTMENTS - 102.2% (Cost $43,611,879)			$62,572,877

Liabilities in Excess of other Assets - (2.2%)			(1,323,263)
NET ASSETS - 100.0%			$61,249,614

* Non-income producing security

See accompanying Notes to Schedule of Investments

BRIDGEWAY FUNDS, INC.

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets

March 31, 2005 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 100.0%
	Advertising - 0.6%
	Ventiv Health Inc*	12,975	$298,425

	Aerospace/Defense - 6.4%
	Armor Holdings Inc*	24,800	919,832
	Engineered Support Systems Inc	16,900	904,488
	Teledyne Technologies Inc*	8,000	250,400
	United Defense Industries Inc*	13,100	961,802
	United Industrial Corp	7,000	207,340
			3,243,862

	Apparel - 1.6%
	Deckers Outdoor Corp*	23,400	836,316

	Banks -3.2%
	Old Second Bancorp Inc	7,800	235,365
	PrivateBancorp Inc	24,200	760,122
	Western Sierra Bancorp*	18,450	629,699
			1,625,186

	Beverages - 1.7%
	Hansen Natural Corp*	14,100	846,987

	Biotechnology - 3.8%
	Affymetrix Inc*	24,400	1,045,296
	ArQule Inc*	19,050	89,726
	Invitrogen Corp*	11,500	795,800
			1,930,822

	Chemicals - 2.4%
	Eastman Chemical Co	17,000	1,003,000
	Westlake Chemical Co	7,500	242,625
			1,245,625

	Coal - 0.4%
	Peabody Energy Corp	4,000	185,440

	Commercial Services - 7.9%
	Bright Horizons Family Solutions Inc*	8,800	296,912
	Education Management Corp*	12,300	343,785
	ITT Educational Services Inc*	14,256	691,416
	Korn/Ferry International*	22,700	431,981
	Manning (Greg) Auctions Inc*+	49,600	499,472
	Navigant Consulting Inc*	40,660	1,107,172
	Strayer Education Inc	5,740	650,457
			4,021,195

	Computers - 3.3%
	Cognizant Technology Solutions Corp*	36,440	1,683,528

	Distribution/Wholesale - 0.3%
	Navarre Corp*+	22,100	175,695

	Electrical Components & Equipment - 0.4%
	Artesyn Technologies Inc*	26,300	229,073

	Electronics - 1.3%
	Faro Technologies Inc*	22,500	529,650
	Zygo Corp*	10,000	129,600
			659,250

	Healthcare Products - 4.9%
	Cutera Inc*	5,400	104,112
	Intuitive Surgical Inc*	6,000	272,820
	LCA-Vision Inc	38,850	1,293,705
	Techne Corp*	20,100	807,618
			2,478,255

	Healthcare Services - 4.3%
	Amedisys Inc*	10,100	305,525
	American Healthways Inc*	9,000	297,180
	DaVita Inc*	25,785	1,079,102
	UnitedHealth Group Inc	5,625	536,513
			2,218,320

	Household Products/Wares - 1.7%
	Yankee Candle Co Inc*	27,600	874,920

	Internet - 8.3%
	1-800-FLOWERS.COM Inc - Class A*	63,500	480,695
	CNET Networks Inc*	100,400	947,776
	CyberSource Corp*	40,300	207,545
	Digital River Inc*	7,000	218,120
	EarthLink Inc*	65,400	588,600
	InfoSpace Inc*	2,725	111,262
	Macrovision Corp*	8,700	198,273
	Sapient Corp*	66,250	486,606
	Travelzoo Inc*	4,000	198,880
	United Online Inc*	22,800	238,716
	WebEx Communications Inc*	25,200	544,068
			4,220,541

	Iron/Steel - 1.9%
	Carpenter Technology Corp	10,900	647,569
	Schnitzer Steel Industries Inc	9,300	313,689
			961,258

	Leisure Time - 1.1%
	Marine Products Corp	34,200	574,902

	Machinery Diversified - 1.7%
	The Middleby Corp	17,600	869,440

	Metal Fabricate/Hardware - 0.3%
	The Timken Co	4,825	131,915

	Mining - 0.7%
	Titanium Metals Corp*	9,300	334,800

Industry	Company	Shares	Value
	Miscellaneous Manufacturing - 3.2%
	Actuant Corp*	6,000	269,520
	Ceradyne Inc*	60,150	1,345,555
			1,615,075

	Office Furnishing - 1.4%
	HNI Corp	16,300	732,685

	Oil & Gas - 3.5%
	Grey Wolf Inc*	69,000	454,020
	Petroleum Development Corp*	10,200	384,438
	Southwestern Energy Co*	17,100	970,596
			1,809,054

	Oil & Gas Services - 0.6%
	Maverick Tube Corp*	8,700	282,837

	Pharmaceuticals - 6.0%
	Eon Labs Inc*	29,000	876,960
	Kos Pharmaceuticals Inc*	18,700	779,416
	Matrixx Initiatives Inc*	87,500	987,875
	Tanox Inc*	9,900	95,040
	United Therapeutics Corp*	7,000	319,865
			3,059,156

	Retail - 14.6%
	CEC Entertainment Inc*	18,000	658,800
	Chico’s FAS Inc*	35,400	1,000,404
	Coldwater Creek Inc*	14,100	260,568
	Copart Inc*	27,300	643,188
	Electronics Boutique Holdings Corp*	13,300	571,501
	Guitar Center Inc*	5,680	311,434
	MarineMax Inc*	8,250	257,235
	O’Reilly Automotive Inc*	16,900	837,057
	The Sportsman’s Guide Inc*	40,100	1,048,214
	TBC Corp*	13,300	370,538
	Urban Outfitters Inc*	30,800	1,477,476
			7,436,415

	Semiconductors - 1.5%
	ADE Corp*	16,400	364,080
	Pixelworks Inc*	48,000	391,200
			755,280

	Software - 2.9%
	Avid Technology Inc*	4,572	247,437
	IDX Systems Corp*	23,790	826,227
	Novell Inc*	8,300	49,468
	SS&C Technologies Inc	14,850	338,580
			1,461,712

	Telecommunications - 4.3%
	Comtech Telecommunications Corp*	6,000	312,600
	Essex Corp*	18,700	305,371
	Plantronics Inc	22,500	856,800
	UbiquiTel Inc*	36,900	247,230
	ViaSat Inc*	24,400	456,036
			2,178,037

	Toys/Games/Hobbies - 1.2%
	Marvel Enterprises Inc*	31,500	630,000

Transportation - 2.6%
	JB Hunt Transport Services Inc	30,250	1,324,042

TOTAL COMMON STOCKS (Cost $42,203,313)			50,930,048

TOTAL INVESTMENTS - 100.0% (Cost $43,203,313)			$50,930,048
Assets In Excess of Other Liabilities - 0.0%^			7,887
NET ASSETS - 100.0%			$50,937,935

* Non-income producing security

+ This security or a portion of this security is out on loan at March 31, 2005

Total loaned securities had a market value of $675,167 at March 31, 2005

^ Less then 0.05% of net assets

See accompanying Notes to Schedule of Investments

BRIDGEWAY FUNDS, INC.

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets

March 31, 2005 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 100.4%
	Advertising - 1.2%
	Ventiv Health Inc*	30,300	$696,900

	Aerospace/Defense - 1.3%
	AAR Corp*	56,100	762,960

	Apparel - 1.1%
	K-Swiss Inc	20,800	687,024

	Banks - 1.6%
	Community Bank System Inc	18,300	419,253
	Fremont General Corp	26,200	576,138
			995,391

	Beverages - 0.7%
	Constellation Brands Inc - Class A*	8,500	449,395

	Biotechnology - 1.2%
	SuperGen Inc*	147,400	716,364

	Building Materials - 3.3%
	Eagle Materials Inc	7,300	590,862
	ElkCorp	16,800	646,128
	Universal Forest Products Inc	20,400	792,540
			2,029,530

	Chemicals - 2.4%
	The Lubrizol Corp	15,700	638,048
	Lyondell Chemical Co	8,360	233,411
	OM Group Inc*	19,700	599,274
			1,470,733

	Coal - 0.7%
	CONSOL Energy Inc	4,000	188,080
	Peabody Energy Corp	5,180	240,145
			428,225

	Commercial Services - 5.1%
	Consolidated Graphics Inc*	14,500	762,700
	Korn/Ferry International*	18,400	350,152
	Labor Ready Inc*	36,200	675,130
	Manning (Greg) Auctions Inc*+	58,300	587,081
	Teltech Holdings Inc*	53,800	695,096
			3,070,159

	Computers - 0.2%
	Intervoice-Brite Inc*	10,800	121,284

	Distribution/Wholesale - 1.7%
	Huttig Building Products Inc*	37,400	408,782
	Wesco International Inc*	21,100	590,800
			999,582

	Diversified Financial Services - 3.0%
	AmeriCredit Corp*	6,100	142,984
	LaBranche & Co Inc*	63,800	593,340
	Nelnet Inc*	16,900	537,927
	Raymond James Financial Inc	17,150	519,645
			1,793,896

	Electric - 0.5%
	Alliant Energy Corp	3,200	85,696
	OGE Energy Corp	5,400	145,530
	Westar Energy Inc	4,500	97,380
			328,606

	Electric Utilities - 0.9%
	WPS Resources Corp	10,300	545,076

	Electrical Components & Equipment - 0.1%
	Belden Inc	2,900	64,409

	Electronics - 2.1%
	American Science & Engineering Inc*	6,000	268,260
	Badger Meter Inc	30,600	810,900
	CTS Corp	9,437	122,681
	TTM Technologies Inc*	6,800	71,128
			1,272,969

	Engineering & Construction - 1.0%
	McDermott International Inc*	32,500	615,225

	Entertainment - 0.8%
	Argosy Gaming Co*	5,900	270,928
	Bluegreen Corp*	16,200	208,170
			479,098

	Environmental Control - 0.4%
	Metal Management Inc	10,000	256,800

	Food - 1.2%
	Chiquita Brands International Inc	26,000	696,280

	Forest Products & Paper - 0.9%
	Energen Corp	7,900	526,140

	Healthcare Services - 3.2%
	America Service Group Inc*	17,250	381,743
	Humana Inc*	13,460	429,912
	PacifiCare Health Systems Inc*	9,500	540,740
	Res-Care Inc*	48,100	601,731
			1,954,126

	Holding Companies Diversified - 1.0%
	Walter Industries Inc	14,000	595,700

	Home Builders - 6.8%
	Beazer Homes USA Inc	5,700	284,202
	Brookfield Homes Corp	6,500	274,365
	Building Materials Holding Corp	13,500	600,480
	Cavalier Homes Inc*	23,600	126,732
	Hovnanian Enterprises Inc - Class A*	11,820	602,820
	KB Home	5,540	650,728
	MDC Holdings Inc	9,062	631,168
	Standard-Pacific Corp	4,600	332,074
	Toll Brothers Inc*	7,800	615,030
			4,117,599

	Housewares - 0.4%
	Toro Co	2,900	256,650

	Insurance - 6.5%
	Allmerica Financial Corp*	18,800	675,860
	American Physicians Cap Inc*	16,200	555,174
	Argonaut Group Inc*	29,500	625,990
	Commerce Group Inc	10,600	656,988
	Ohio Casualty Corp*	25,700	590,586
	Reinsurance Group of America Inc	2,400	102,192
	United Fire & Casualty Co	5,000	169,150
	Vesta Insurance Group Inc	157,700	559,835
			3,935,775

	Internet - 1.7%
	E-Loan Inc*	181,940	482,141
	Sapient Corp*	74,000	543,530
			1,025,671

Industry	Company	Shares	Value
	Iron/Steel - 3.5%
	AK Steel Holding Corp*	51,500	569,590
	Carpenter Technology Corp	4,100	243,581
	Reliance Steel and Aluminum Co	17,300	692,173
	Ryerson Tull Inc	46,500	589,155
			2,094,499

	Machinery Diversified - 1.2%
	Briggs & Stratton Corp	3,400	123,794
	UNOVA Inc*	29,100	600,915
			724,709

	Media - 0.9%
	Thomas Nelson Inc	22,600	534,490

	Metal Fabricate/Hardware - 2.9%
	Commercial Metals Co	35,000	1,186,150
	Metals USA Inc*	30,000	587,700
			1,773,850

	Mining - 0.5%
	Titanium Metals Corp*	8,500	306,000

	Miscellaneous Manufacturer - 1.5%
	The Brink’s Co	4,800	166,080
	Park-Ohio Holdings Corp*	41,000	768,340
			934,420

	Office Furnishing - 1.8%
	CompX International Inc	7,300	123,954
	Steelcase Inc	70,900	978,420
			1,102,374

	Oil & Gas - 6.5%
	Callon Petroleum Corp*	15,000	233,100
	Giant Industries Inc*	22,900	588,530
	Holly Corp	16,400	611,228
	Petroleum Development Corp*	25,500	961,095
	Petroquest Energy Inc*	87,500	581,000
	Tesoro Corp*	25,300	936,606
			3,911,559

	Oil & Gas Services - 3.2%
	Maverick Tube Corp*	38,400	1,248,384
	Seacor Holdings Inc*	10,200	650,250
			1,898,634

	Packaging & Containers - 1.0%
	Silgan Holdings Inc	9,700	630,306

	Retail - 9.6%
	7-Eleven Inc*	5,600	134,512
	Cost-U-Less Inc*	64,100	715,356
	Dillard’s Inc - Class A	12,700	341,630
	Foot Locker Inc	20,900	612,370
	Luby’s Inc*	92,000	713,000
	MarineMax Inc*	23,100	720,258
	Men’s Wearhouse Inc*	3,200	135,072
	The Pantry Inc*	18,900	585,333
	Smart & Final Inc*	55,000	668,800
	Stein Mart Inc*	43,700	983,250
	Trans World Entertainment Corp*	12,900	190,017
			5,799,598

	Savings & Loans - 2.7%
	Berkshire Hills Bancorp Inc	17,500	590,625
	Beverly Hills Bancorp	100,100	1,073,072
			1,663,697

	Semiconductors - 0.8%
	ADE Corp*	8,000	177,600
	Cohu Inc	7,300	116,435
	PMC - Sierra Inc*	18,800	165,440
			459,475

	Software - 4.3%
	Compuware Corp*	92,400	665,280
	NetIQ Corp*	56,200	642,366
	Sybase Inc*	35,400	653,484
	Wind River Systems Inc. Com*	41,400	624,312
			2,585,442

	Telecommunications - 4.5%
	Anixter International Inc*	18,000	650,700
	Lantronix Inc*	449,300	831,205
	Sycamore Networks Inc*	107,800	383,768
	US Unwired Inc*	141,600	594,720
	USA Mobility Inc*	8,300	268,920
			2,729,313

	Transportation - 4.5%
	Arkansas Best Corp	11,900	449,582
	Celadon Group Inc*	49,300	914,515
	Hub Group Inc*	10,000	626,700
	OMI Corp	37,770	723,296
			2,714,093

	TOTAL COMMON STOCKS		60,754,026
	(Cost $52,372,105)

	MONEY MARKET MUTUAL FUNDS - 0.1%
	First American Treasury Obligations Fund - Class S	45,379	45,379
	TOTAL MONEY MARKET MUTUAL FUNDS		45,379
	(Cost $45,379)

	TOTAL INVESTMENTS - 100.5%		$60,799,405
	(Cost $52,417,484)
	Liabilities In Excess of Other Assets - (0.5%)		(294,312)
	NET ASSETS - 100.0%		$60,505,093

* Non-income producing security

+ This security or a portion of this security is out on loan at March 31, 2005

Total loaned securities had a market value of $509,542 at March 31, 2005

See accompanying Notes to Schedule of Investments.

BRIDGEWAY FUNDS, INC.

LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets

March 31, 2005 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 100.1%
	Advertising - 0.7%
	News Corp - Class A	17,544	$296,844

	Aerospace/Defense - 0.3%
	L-3 Communications Holdings Inc	2,000	142,040

	Agriculture - 0.6%
	Monsanto Co	3,800	245,100

	Apparel - 2.4%
	Coach Inc *	17,660	1,000,086

	Auto Manufacturers - 0.5%
	Paccar Inc	3,000	217,170

	Biotechnology - 3.8%
	Amgen Inc *	9,000	523,890
	Genentech Inc *	19,000	1,075,590
			1,599,480

	Chemicals - 1.5%
	Dow Chemical Co	12,770	636,584

	Commercial Services - 0.8%
	Apollo Group Inc - Class A *	4,650	344,379

	Computers - 2.4%
	Apple Computer Inc *	5,000	208,350
	Dell Inc *	3,500	134,470
	Lexmark International Inc *	1,300	103,961
	NCR Corp *	14,400	485,856
	Network Appliance Inc *	2,500	69,150
			1,001,787

	Cosmetic/Personal Care - 2.3%
	Avon Products Inc	1,000	42,940
	Gillette Co	18,700	943,976
			986,916

	Distribution/Wholesale - 0.6%
	Fastenal Co	5,000	276,550

	Diversified Financial Services - 3.4%
	Franklin Resources Inc	12,200	837,530
	MBNA Corp	25,520	626,516
			1,464,046

	Electric Utilities - 2.6%
	TXU Corp	14,000	1,114,820

	Electronics - 0.2%
	Waters Corp *	2,800	100,212

	Healthcare Products - 7.2%
	Biomet Inc	6,000	217,800
	C.R. Bard Inc	1,800	122,544
	Johnson & Johnson	2,000	134,320
	Medtronic Inc	4,400	224,180
	Patterson Companies Inc *	26,440	1,320,678
	Zimmer Holdings Inc *	13,160	1,023,979
			3,043,501

	Healthcare Services - 3.1%
	Laboratory Corp of American Holdings *	1,600	77,120
	UnitedHealth Group Inc	12,858	1,226,396
	WellPoint Health Networks Inc *	30	3,760
			1,307,276

	Home Furnishings - 2.7%
	Harman International Industries Inc	12,740	1,126,980

	Household Products/Wares - 2.6%
	Fortune Brands Inc	13,520	1,090,118

	Insurance - 3.0%
	American International Group Inc	8,400	465,444
	The Progressive Corp	8,800	807,488
			1,272,932

	Internet - 5.3%
	eBay Inc *	29,160	1,086,502
	Symantec Corp *	42,920	915,484
	Yahoo! Inc *	7,220	244,758
			2,246,744

	Iron/Steel - 0.8%
	Nucor Corp	6,000	345,360

	Leisure Time - 0.5%
	Harley-Davidson Inc	3,600	207,936

	Lodging - 0.4%
	Marriott International Inc - Class A	2,500	167,150

	Machinery - Diversified - 0.6%
	Deere & Co	1,750	117,477
	Rockwell Automation Inc	2,400	135,936
			253,413

	Media - 3.7%
	Clear Channel Communications Inc	17,250	594,608
	Walt Disney Co	33,200	953,836
			1,548,444

	Mining - 0.2%
	Phelps Dodge Corp	1,000	101,730

	Miscellaneous Manufacturing - 3.5%
	3M Co	6,232	534,020
	Danaher Corp	14,800	790,468
	General Electric Co	4,000	144,240
			1,468,728

	Oil & Gas - 2.5%
	Burlington Resources Inc	4,600	230,322
	EOG Resources Inc	10,000	487,400
	Exxon Mobil Corp	2,000	119,200
	XTO Energy Inc	7,066	232,047
			1,068,969

	Oil & Gas Services - 3.4%
	Baker Hughes Inc	4,600	204,654
	Schlumberger Ltd	17,700	1,247,496
			1,452,150

	Pharmaceuticals - 3.3%
	Bristol-Myers Squibb Co	44,400	1,130,424
	Caremark Rx Inc *	2,000	79,560
	Forest Laboratories Inc - Class A *	60	2,217
	Gilead Sciences Inc *	120	4,296
	Pfizer Inc	7,200	189,144
			1,405,641

Industry	Company	Shares	Value
	Pipelines - 0.7%
	Questar Corp	5,000	296,250

	Retail - 13.3%
	Best Buy Co Inc	10,430	563,324
	Chico’s FAS Inc *	5,000	141,300
	Home Depot Inc	38,960	1,489,830
	Lowe’s Companies Inc	10,340	590,311
	McDonald’s Corp	6,340	197,428
	Nordstrom Inc	31,070	1,720,657
	Staples Inc	17,260	542,482
	Starbucks Corp *	3,300	170,478
	Walgreen Co	4,900	217,658
			5,633,468

	Semiconductors - 2.8%
	Freescale Semiconductor Inc *	7,121	122,837
	Intel Corp	2,700	62,721
	Texas Instruments Inc	39,590	1,009,149
			1,194,707

	Software - 3.8%
	Adobe Systems Inc	2,700	181,359
	Autodesk Inc	7,200	214,272
	BMC Software Inc *	1,136	17,040
	Total System Services Inc	47,950	1,198,271
			1,610,942

Telecommunications - 14.6%
	Avaya Inc *	40,200	469,536
	Cisco Systems Inc *	46,200	826,518
	Juniper Networks Inc *	5,700	125,742
	Motorola Inc	64,500	965,565
	Nextel Communications Inc - Class A *	58,180	1,653,476
	Qualcomm Inc	33,500	1,227,775
	Scientific-Atlanta Inc	32,000	903,040
			6,171,652

TOTAL COMMON STOCKS (Cost $38,196,504)			42,440,105

TOTAL INVESTMENTS - 100.1% (Cost $38,196,504)			$42,440,105
Liabilities In Excess of Other Assets - (0.1%)			(60,907)
NET ASSETS - 100.0%			$42,379,198

* Non-income producing security

See accompanying Notes to Schedule of Investments.

BRIDGEWAY FUNDS, INC.

LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets

March 31, 2005 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 99.7%
	Aerospace/Defense - 1.4%
	Northrop Grumman Corp	6,800	$367,064

	Agriculture - 2.8%
	Archer-Daniels-Midland Co	26,354	647,781
	Bunge Ltd	2,000	107,760
			755,541

	Auto Manufacturers - 2.8%
	Ford Motor Co	41,500	470,195
	General Motors Corp	9,540	280,381
			750,576

	Banks - 3.9%
	AmSouth Bancorp	5,000	129,750
	Bank of America Corp	9,008	397,253
	KeyCorp	13,000	421,850
	US Bancorp	4,000	115,280
			1,064,133

	Building Materials - 0.2%
	Eagle Materials Inc	133	10,765
	Eagle Materials Inc - Class B	450	35,460
			46,225

	Computers - 0.8%
	NCR Corp*	6,600	222,684

	Diversified Financial Services - 12.3%
	Bear Stearns Companies Inc	4,534	452,947
	Citigroup Inc	10,040	451,197
	Countrywide Financial Corp	7,778	252,474
	E*TRADE Group Inc*	39,600	475,200
	FHLMC	2,500	158,000
	Goldman Sachs Group Inc	5,600	615,944
	JP Morgan Chase & Co	10,850	375,410
	Lehman Brothers Holdings Inc	2,070	194,911
	Morgan Stanley & Co	6,200	354,950
			3,331,033

	Electric - 6.5%
	American Electric Power Inc	5,500	187,330
	Duke Energy Corp	26,100	731,061
	Edison International	10,000	347,200
	Southern Co	15,050	479,041
			1,744,632

	Electronics - 0.2%
	Parker Hannifin Corp	1,000	60,920

	Food - 0.6%
	Tyson Foods Inc - Class A	10,420	173,806

	Forest Products & Paper - 0.7%
	Georgia-Pacific Corp	5,500	195,195

	Gas - 1.3%
	KeySpan Corp	8,300	323,451
	Sempra Energy	900	35,856
			359,307

	Hand/Machine Tools - 1.2%
	Black & Decker Corp	4,000	315,960

	Healthcare Products - 1.4%
	Zimmer Holdings Inc*	5,000	389,050

	Healthcare Services - 4.4%
	Aetna Inc	11,300	846,935
	WellPoint Health Networks Inc*	2,700	338,445
			1,185,380

	Home Builders - 5.9%
	Centex Corp	7,840	448,997
	DR Horton Inc	16,960	495,909
	Lennar Corp - Class A	8,260	468,177
	Pulte Homes Inc	2,560	188,493
			1,601,576

	Insurance - 8.1%
	Allstate Corp	3,760	203,266
	American International Group Inc	7,700	426,657
	Berkshire Hathaway Inc - Class B*	210	599,760
	Cigna Corp	4,600	410,780
	Fidelity National Financial Inc	8,502	280,056
	Safeco Corp	5,264	256,409
			2,176,928

	Iron/Steel - 0.6%
	United States Steel Corp	3,000	152,550

	Machinery Diversified - 1.0%
	Deere & Co	4,000	268,520

	Media - 3.6%
	Liberty Media Corp - Class A*	29,400	304,878
	Liberty Media International Inc - Class A*	1,470	64,298
	Time Warner Inc*	26,900	472,095
	Walt Disney Co	4,000	114,920
			956,191

	Mining - 2.3%
	Phelps Dodge Corp	6,200	630,726

	Miscellaneous Manufacturing - 4.6%
	Eastman Kodak Co	13,600	442,680
	Eaton Corp	1,000	65,400
	Textron Inc	9,700	723,814
			1,231,894
	Office/Business Equipment - 0.0%^
	Xerox Corp*	300	4,545

	Oil & Gas - 13.4%
	Amerada Hess Corp	4,780	459,884
	Chesapeake Energy Corp	7,000	153,580
	ChevronTexaco Corp	15,000	874,650
	Conoco Phillips	5,800	625,472
	Kerr-McGee Corp	3,000	234,990
	Occidental Petroleum Corp	9,600	683,232
	Unocal Corp	6,000	370,140
	Valero Energy Corp	3,000	219,810
			3,621,758

	Pharmaceuticals - 0.0%^
	Bristol-Myers Squibb Co	400	10,184

Industry	Company	Shares	Value
	Retail - 4.1%
	Costco Wholesale Corp	3,000	132,540
	CVS Corp	5,740	302,038
	Federated Department Stores Inc	2,400	152,736
	JC Penny Co Inc	7,000	363,440
	Nordstrom Inc	3,000	166,140
			1,116,894

	Savings and Loans - 0.7%
	Golden West Financial Corp	3,200	193,600

	Semiconductors - 1.0%
	Advanced Micro Devices Inc*	16,300	262,756

	Telecommunications - 9.6%
	AT&T Corp	26,700	500,625
	Corning Inc*	22,600	251,538
	Juniper Networks Inc*	22,775	502,416
	Lucent Technologies Inc*	107,300	295,075
	SBC Communications Inc	10,400	246,376
	Sprint Corp	13,000	295,750
	Verizon Communications Inc	14,030	498,065
			2,589,845

	Transportation - 4.3%
	Burlington Northern Santa Fe Corp	3,000	161,790
	FedEx Corp	5,000	469,750
	Norfolk Southern Corp	14,150	524,258
			1,155,798

	TOTAL COMMON STOCKS (Cost $23,748,891)		26,935,271

	MONEY MARKET MUTUAL FUNDS - 1.0%
	First American Treasury Obligations Fund - Class S	272,649	272,649
	TOTAL MONEY MARKET MUTUAL FUNDS (Cost $272,649)		272,649

	TOTAL INVESTMENTS - 100.7% (Cost $24,021,540)		$27,207,920
	Liabilities In Excess of Other Assets - (0.7%)		(191,725)
	NET ASSETS - 100.0%		$27,016,195

* Non-income producing security

^ Less than 0.05% of net assets

See accompanying Notes to Schedule of Investments

BRIDGEWAY FUNDS, INC.

BLUE CHIP 35 INDEX FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets

March 31, 2005 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS - 100.1%
	Auto Manufacturers - 2.2%
	Ford Motor Co	70,282	$796,295

	Banks - 5.7%
	Bank of America Corp	23,628	1,041,995
	Wells Fargo & Co	16,360	978,328
			2,020,323
	Beverages - 6.1%
	The Coca-Cola Co	25,757	1,073,294
	PepsiCo Inc	20,405	1,082,077
			2,155,371
	Chemicals - 3.3%
	El Du Pont de Nemours & Co	23,052	1,181,185

	Computers - 8.5%
	Dell Inc*	27,644	1,062,083
		41,593	912,550
	International Business Machines Corp	11,572	1,057,449
			3,032,082
	Cosmetics/Personal Care - 2.5%
	Procter & Gamble Co	16,936	897,608

	Diversified Financial Services - 4.4%
	Citigroup Inc	20,414	917,405
	Fannie Mae	12,105	659,117
			1,576,522
	Healthcare Products - 3.4%
	Johnson & Johnson	18,012	1,209,686

	Insurance - 5.2%
	American International Group Inc	15,491	858,356
	Berkshire Hathaway Inc - Class B*	353	1,008,168
			1,866,524
	Media - 5.8%
	Comcast Corp, Class A*	32,748	1,106,227
	Time Warner Inc*	54,789	961,547
			2,067,774
	Miscellaneous Manufacturing - 6.1%
	3M Co	13,453	1,152,788
	General Electric Co	28,038	1,011,050
			2,163,838
	Oil & Gas - 7.1%
	ChevronTexaco Corp	21,250	1,239,088
	Exxon Mobil Corp	21,727	1,294,929
			2,534,017

	Pharmaceuticals - 10.8%
	Bristol-Myers Squibb Co	36,359	925,700
	Eli Lilly & Co	15,980	832,558
	Merck & Co Inc	32,746	1,059,988
	Pfizer Inc	38,623	1,014,626
			3,832,872
	Retail - 8.3%
	Home Depot Inc	23,915	914,510
	McDonald’s Corp	34,471	1,073,427
	Wal-Mart Stores Inc	19,219	963,064
			2,951,001
	Semiconductors - 5.7%
	Intel Corp	39,233	911,383
	Texas Instruments Inc	43,680	1,113,403
			2,024,786
	Software - 5.7%
	Microsoft Corp	38,240	924,261
	Oracle Corp*	87,148	1,087,607
			2,011,868
	Telecommunications - 7.2%
	Cisco Systems Inc*	52,174	933,393
	SBC Communications Inc	37,994	900,078
	Verizon Communications Inc	21,039	746,885
			2,580,356
	Transportation - 2.1%
	United Parcel Service Inc	10,303	749,440

	TOTAL COMMON STOCKS (Cost $33,253,309)		35,651,548

	MONEY MARKET MUTUAL FUNDS - 0.0%^
	First American Treasury Obligations Fund - Class S	2,824	2,824
	TOTAL MONEY MARKET MUTUAL FUNDS (Cost $2,824)		2,824

	TOTAL INVESTMENTS - 100.1% (Cost $33,256,133)		$35,654,372
	Liabilities in Excess of Other Assets -(0.1%)		(47,093)
	NET ASSETS - 100.0%		$35,607,279

* Non-income producing security

^ Less then 0.05% of net assets

All shares of securities are pledged as collateral for the borrowings under the Security Agreement for the Fund’s line of credit.

See accompanying Notes to Schedule of Investments

BRIDGEWAY FUNDS, INC.

BALANCED FUND

SCHEDULE OF INVESTMENTS

Showing percentage net assets

March 31, 2005 (Unaudited)

		Discount Rate
Industry	Due Date	or Coupon Rate	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 40.6%
	U.S. Treasury Bills - 21.8%
	04/07/05	2.90%**	$500,000	$499,812
	04/28/05	2.04%**	500,000	499,218
	05/12/05	1.92%**	500,000	498,703
	05/19/05	1.20%**	900,000	897,235
	05/26/05	1.91%**	900,000	896,720
	06/23/05	1.92%**	900,000	894,413
	07/14/05	2.28%**	900,000	892,866
	09/08/05	1.90%**	900,000	888,124
	09/22/05	1.90%**	900,000	887,013
				6,854,104
	U.S. Treasury Notes - 18.8%
	09/30/05	1.63%	300,000	297,820
	10/31/05	1.63%	200,000	198,227
	11/30/05	1.88%	200,000	198,219
	12/31/05	1.88%	300,000	296,883
	01/31/06	1.88%	300,000	296,391
	04/30/06	2.25%	500,000	493,340
	05/15/06	2.00%	200,000	196,688
	05/31/06	2.50%	300,000	296,414
	11/15/06	3.50%	200,000	199,375
	03/31/07	3.75%	300,000	299,766
	08/15/07	2.75%	300,000	292,535
	11/15/07	3.00%	200,000	195,655
	02/15/08	3.38%	300,000	295,500
	10/15/08	3.13%	200,000	194,007
	11/15/08	3.38%	200,000	195,516
	04/15/09	3.13%	300,000	289,301
	06/15/09	4.00%	300,000	298,746
	08/15/09	3.50%	200,000	195,113
	10/15/09	3.38%	300,000	290,461
	11/15/09	3.50%	200,000	194,578
	02/15/10	3.50%	300,000	291,176
	11/15/13	4.25%	200,000	196,914
	02/15/15	4.00%	200,000	192,156
				5,894,781

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $12,841,679)				12,748,885

	Company	Shares
COMMON STOCKS - 56.5%
	Advertising - 0.1%
	Omnicom Group Inc	500	44,260

	Aerospace/Defense - 0.9%
	Boeing Co	700	40,922
	General Dynamics Corp	600	64,230
	Lockheed Martin Corp	270	16,486
	Northrop Grumman Corp	1,200	64,776
	Rockwell Collins Inc	1,000	47,590
	United Technologies Corp	370	37,614
			271,618

	Agriculture - 0.5%
	Monsanto Co	2,300	148,350

	Airlines - 0.1%
	Southwest Airlines Co	1,600	22,784

	Apparel - 0.3%
	Coach Inc	700	39,641
	Liz Claiborne Inc	1,600	64,208
			103,849
	Auto Manufacturers - 2.5%
	Ford Motor Co	29,500	334,235
	General Motors Corp	13,500	396,765
	Paccar Inc	700	50,673
			781,673

	Auto Parts & Equipment - 0.1%
	Johnson Controls Inc	480	26,765

	Banks - 3.0%
	AmSouth Bancorp	3,340	86,673
	Bank of America Corp	2,000	88,200
	Compass Bancshares Inc	2,100	95,340
	KeyCorp	2,600	84,370
	Marshall & Ilsley Corp	2,000	83,500
	National City Corp	2,900	97,150
	Synovus Financial Corp	5,500	153,230
	Wachovia Corp	1,557	79,267
	Wells Fargo & Co	1,700	101,660
	Zions Bancorporation	1,100	75,922
			945,312

	Beverages - 1.1%
	Brown-Forman Corp	2,500	136,875
	The Coca-Cola Co	2,700	112,509
	PepsiCo Inc	2,100	111,363
			360,747

	Biotechnology - 0.5%
	Amgen Inc	1,200	69,852
	Genzyme Corp *	1,600	91,584
			161,436

	Building Materials - 0.1%
	Masco Corp	1,300	45,071

Industry	Company	Shares	Value
	Chemicals - 1.5%
	The Dow Chemical Co	900	44,865
	Lyondell Chemical Co	9,000	251,280
	Sherwin-Williams Co	1,500	65,985
	Sigma-Aldrich Corp	1,900	116,375
			478,505

	Commercial Services - 0.6%
	Equifax Inc	2,300	70,587
	Moody’s Corp	400	32,344
	Robert Half International Inc	2,700	72,792
			175,723

	Computers - 1.8%
	Affiliated Computer Services Inc *	400	21,296
	Apple Computer Inc *	4,000	166,680
	Dell Inc	1,900	72,998
	EMC Corp*	5,400	66,528
	Hewlet-Packard Co	2,700	59,238
	Lexmark International Group Inc *	930	74,372
	NCR Corp *	3,000	101,220
			562,332

	Cosmetics/Personal Care - 1.3%
	Alberto-Culver Co	1,100	52,646
	Avon Products Inc	2,600	111,644
	Colgate-Palmolive Co	1,600	83,472
	Kimberly-Clark Corp	600	39,438
	Procter & Gamble Co	2,000	106,000
			393,200

	Distribution/Wholesale - 0.9%
	Building Materials Holding Corp	6,000	266,880
	WW Grainger Inc	500	31,135
			298,015

	Diversified Financial Services - 4.0%
	American Express Co	1,900	97,603
	Bear Stearns Cos Inc	1,000	99,900
	Capital One Financial Corp	1,100	82,247
	Countrywide Financial Corp	2,300	74,658
	Franklin Resources Inc	1,300	89,245
	Goldman Sachs Group Inc	1,200	131,988
	JP Morgan Chase & Co	4,000	138,400
	Lehman Brothers Holdings Inc	1,400	131,824
	MBNA Corp	3,400	83,470
	Merrill Lynch & Co Inc	1,600	90,560
	Morgan Stanley & Co Inc	1,800	103,050
	SLM Corp	1,810	90,210
	T Rowe Price Group Inc	700	41,566
			1,254,721

	Electric - 1.3%
	American Electric Power Co Inc	1,035	35,252
	Dominion Resources Inc	760	56,567
	Duke Energy Corp	3,000	84,030
	Entergy Corp	600	42,396
	Exelon Corp	1,900	87,191
	Southern Co	1,250	39,788
	TXU Corp	800	63,704
			408,928

	Electrical Components & Equipment - 0.2%
	American Power Conversion Corp	2,100	54,831

	Electronics - 0.3%
	Parker Hannifin Corp	500	30,460
	Thermo Electron Corp	1,700	42,993
	Waters Corp	900	32,211
			105,664

	Food - 1.0%
	Archer-Daniels-Midland Co	3,900	95,862
	Campbell Soup Co	1,400	40,628
	The Hershey Co	900	54,414
	Kellogg Co	1,600	69,232
	Sysco Corp	1,800	64,440
			324,576

	Forest Products & Paper - 0.3%
	Georgia-Pacific Corp	2,270	80,562

	Gas - 0.1%
	Sempra Energy	800	31,872

	Hand/Machine Tools - 0.1%
	Black & Decker Corp	400	31,596

	Healthcare Products - 1.6%
	Bausch & Lomb Inc	1,000	73,300
	Becton Dickinson & Co	1,220	71,272
	Biomet Inc	1,300	47,190
	CR Bard Inc	700	47,656
	Johnson & Johnson	700	47,012
	St Jude Medical Inc *	1,880	67,680
	Stryker Corp	1,960	87,436
	Zimmer Holdings Inc *	900	70,029
			511,575
	Healthcare Services - 0.8%
	Aetna Inc	1,200	89,940
	Quest Diagnostics Inc	600	63,078
	United Health Group Inc	800	76,304
			229,322

Industry	Company	Shares	Value
	Home Builders - 0.2%
	Centex Corp	400	22,908
	KB Home	300	35,238
			58,146

	Household Products/Wares - 0.3%
	Clorox Co	830	52,281
	Fortune Brands Inc	400	32,252
			84,533

	Insurance - 2.8%
	ACE Ltd	1,400	57,778
	Aflac Inc	1,200	44,712
	Allstate Corp	1,800	97,308
	AMBAC Financial Group Inc	1,000	74,750
	American International Group Inc	800	44,328
	CNA Financial Corp	2,700	75,762
	Metlife Inc	5,900	230,690
	Principal Financial Group Inc	1,500	57,735
	Progressive Corp	1,380	126,629
	Safeco Corp	1,320	64,297
			873,989

	Internet - 0.5%
	eBay Inc *	1,200	44,712
	Symantec Corp *	2,000	42,660
	Yahoo! Inc *	1,800	61,020
			148,392

	Iron/Steel - 0.4%
	AK Steel Holding Corp	10,000	110,600
	United States Steel Corp	500	25,425
			136,025

	Leisure Time - 0.2%
	Brunswick Corp	670	31,390
	Carnival Corp	400	20,724
			52,114

	Lodging - 0.2%
	Marriott International Inc	800	53,488

	Machinery Construction & Mining - 0.1%
	Caterpiller Inc	400	36,576

	Machinery Diversified - 0.2%
	Cummins Inc	400	28,140
	Deere & Co	300	20,139
			48,279

	Media - 1.7%
	Clear Channel Communications Inc	2,400	82,728
	Comcast Corp	2,900	97,962
	Knight-Ridder Inc	700	47,075
	McGraw-Hill Cos Inc	1,070	93,358
	Time Warner Inc *	4,700	82,485
	Viacom Inc	1,500	52,245
	Walt Disney Co	3,300	94,809
			550,662

	Mining - 0.3%
	Freeport-McMoRan Copper & Gold Inc	1,200	47,532
	Newmont Mining Corp	800	33,800
			81,332

	Miscellaneous Manufacturing - 2.6%
	3M Co	1,280	109,683
	Cooper Industries Ltd	1,900	135,888
	Danaher Corp	1,900	101,479
	Eaton Corp	1,500	98,100
	General Electric Co	2,900	104,574
	ITT Industries Inc	1,300	117,312
	Textron Inc	1,500	111,930
	Tyco International Ltd	1,400	47,320
			826,286

	Office/Business Equipment - 0.1%
	Pitney Bowes Inc	600	27,072

	Oil & Gas - 3.5%
	Amerada Hess Corp	1,020	98,134
	Anadarko Petroleum Corp	1,400	106,540
	Apache Corp	1,100	67,353
	Burlington Resources Inc	1,600	80,112
	ConocoPhillips	1,200	129,408
	EOG Resources Inc	2,000	97,480
	Exxon Mobile Corp	2,100	125,160
	Nabors Industries Ltd *	1,100	65,054
	Occidental Petroleum Corp	800	56,936
	Sunoco Inc	1,100	113,872
	Unocal Corp	400	24,676
	Valero Energy Corp	1,800	131,886
			1,096,611

	Oil & Gas Services - 0.4%
	Baker Hughes Inc	1,400	62,286
	Halliburton Co	750	32,438
	Schlumberger Ltd	600	42,288
			137,012
	Packaging & Containers - 0.1%
	Bemis Co	1,400	43,568

	Pharmaceuticals - 4.7%
	Abbot Laboratories	1,600	74,592
	AmerisourceBergen Corp	1,700	97,393
	Bristol-Myers Squibb Co	20,200	514,292
	Cardinal Health Inc	2,590	144,522
	Caremark RX Inc *	3,800	151,164
	Express Scripts Inc *	500	43,595
	Forest Laboratories Inc *	1,962	72,496
	Gilead Sciences Inc*	4,900	175,420
	Medco Health Solutions Inc *	3,500	173,495
	Pfizer Inc	1,500	39,405
			1,486,374

	Pipelines - 0.1%
	El Paso Corp	3,500	37,030

	Retail - 2.9%
	AutoNation Inc *	4,100	77,654
	Bed Bath & Beyond Inc *	2,120	77,465
	Circuit City Stores Inc	2,900	46,545
	Costco Wholesale Corp	2,100	92,778
	CVS Corp	1,800	94,716
	Dillard’s Inc - Class A	1,100	29,590
	Federated Department Stores Inc	900	57,276
	J.C. Penney Co Inc	1,500	77,880
	Lowe’s Cos Inc	640	36,538
	Nordstrom Inc	2,000	110,760
	Office Depot Inc	3,800	84,284
	Staples Inc	1,900	59,717
	Starbucks Corp *	1,000	51,660
	Yum! Brands Inc *	450	23,315
			920,178

	Savings & Loans - 0.3%
	Golden West Financial Corp	1,534	92,807

	Semiconductors - 1.4%
	Altera Corp *	2,600	51,428
	Applied Materials Inc*	4,400	71,500
	Freescale Semiconductors Inc	276	4,761
	Linear Technology Co	1,200	45,972
	Maxim Integrated Products Inc	1,900	77,653
	NVIDIA Corp	1,400	33,264
	QLogic Corp	3,000	121,500
	Texas Instruments Inc	1,470	37,470
			443,548

	Software - 2.3%
	Adobe Systems Inc	1,800	120,906
	Autodesk Inc	7,100	211,296
	Automatic Data Processing Inc	1,000	44,950
	BMC Software Inc *	2,820	42,300
	Citrix Systems Inc *	4,100	97,662
	Compuware Corp *	11,000	79,200
	Electronic Arts Inc *	1,000	51,780
	First Data Corp	700	27,517
	Novell Inc *	5,400	32,184
	Oracle Corp *	1,560	19,469
			727,264
	Telecommunications - 5.4%
	ALLTEL Corp	1,700	93,245
	AT&T Corp	4,800	90,000
	Avaya Inc *	6,500	75,920
	BellSouth Corp	10,000	262,900
	Cisco Systems Inc *	3,200	57,248
	Citizens Communications Co	4,800	62,112
	Comverse Technology Inc	3,000	75,660
	Corning Inc *	6,400	71,232
	Motorola Inc	4,600	68,862
	QUALCOMM Inc	1,700	62,305
	SBC Communications Inc	14,500	343,505
	Scientific-Atlanta Inc	2,500	70,550
	Sprint Corp-FON Group	3,800	86,450
	Verizon Communications Inc	7,500	266,250
			1,686,239

	Toys, Games & Hobbies- 0.1%
	Hasbro Inc	1,300	26,585

	Transportation - 0.7%
	Burlington Northern Sante Fe Corp	500	26,965
	FedEx Corp	700	65,764
	Norfolk Southern Corp	2,700	100,035
	Ryder Systems Inc	1,000	41,700
			234,464
TOTAL COMMON STOCKS (Cost $15,948,604)			$17,761,861

	Principal Amount
CORPORATE NOTES - 3.1%
Leucadia National Corp
Senior Notes, 7.75%, 08/15/13	$775,000	813,750
Sea Containers Ltd, Class A,
Series B, 7.88%, 02/15/08	150,000	150,000
TOTAL CORPORATE NOTES (Cost $959,786)		963,750

	Shares
PURCHASED CALL OPTIONS - LONG - 0.0%^
Bristol-Myers Squibb Co expiring Jan 06 at $25.00	5,000	10,125
TOTAL PURCHASED CALL OPTIONS (Cost $10,300)		10,125

Industry	Company	Shares	Value
MONEY MARKET MUTUAL FUNDS - 2.0%
	First American Treasury Obligations Fund - Class S	635,110	635,110
TOTAL MONEY MARKET MUTUAL FUNDS (Cost $635,110)			635,110

TOTAL INVESTMENTS - 100.2% (Cost $30,395,479)			$32,119,731
Liabilities In Excess of Other Assets - (2.2%)			(682,268)
NET ASSETS - 100.0%			$31,437,463

* Non-income producing security

** Rate disclosed represents discount rate.

^ Less than 0.05% of net assets

See accompanying Notes to Schedule of Investments

BRIDGEWAY FUNDS, INC.

BALANCED FUND

SCHEDULE OF OPTIONS WRITTEN

March 31, 2005 (Unaudited)

Company	Shares	Value
COVERED CALL OPTIONS WRITTEN
Adobe Systems Inc.
expiring Apr 05 @$70.00	900	(495)
Aetna Inc.
expiring Apr 05 at $65.00	1,200	(12,060)
AK Steel Holding Corp
expiring May 05 at $15.00	5,000	(1,000)
expiring May 05 at $12.50	5,000	(3,500)
Amerada Hess Corp.
expiring May 05 at $95.00	500	(2,500)
AmerisourceBergen Corp
expiring May 05 at $65.00	1,300	(260)
Anadarko Petroleum Corp
expiring Apr 05 at $80.00	700	(368)
Apple Computer Inc.
expiring Apr 05 at $37.50	3,000	(14,100)
Applied Materials Inc.
expiring Apr 05 at $18.00	2,000	(50)
Autodesk Inc
expiring Apr 05 at $30.00	2,500	(1,813)
expiring Apr 05 at $32.50	2,000	(200)
BellSouth Corp
expiring July 05 at $27.50	5,000	(2,125)
Biomet Inc.
expiring Apr 05 at $45.00	600	(15)
Bristol-Myers Squibb Co
expiring June 05 at $25.00	7,000	(9,100)
Building Materials Holding Corp
expiring May 05 at $50.00	4,000	(4,000)
Burlington Resources Inc
expiring May 05 at $47.50	800	(3,120)
Clear Channel Communications Inc
expiring Apr 05 at $35.00	800	(340)
CNA Financial Corp
expiring Apr 05 at $30.00	2,700	(270)
Costco Wholesale Corp
expiring Apr 05 at $47.50	1,000	(100)
Countrywide Financial Corp
expiring Apr 05 at $37.50	1,000	(75)
CVS Corp
expiring May 05 at $50.00	1,200	(4,080)
Danaher Corp
expiring June 05 at $55.00	600	(810)
Electronic Arts Inc
expiring June 05 at $70.00	500	(63)
EOG Resources Inc
expiring Apr 05 at $42.50	1,000	(6,400)
Ford Motor Co
expiring June 05 at $12.50	7,000	(1,925)
expiring Sep 05 at $12.50	15,000	(7,500)
Forest Laboratories Inc *
expiring Apr 05 at $45.00	800	(20)
Freeport-McMoRan Copper & Gold Inc
expiring May 05 at $40.00	600	(1,035)
General Motors Corp
expiring May 05 at $32.50	3,000	(2,025)
expiring June 05 at $30.00	3,000	(5,325)
Georgia-Pacific Corp
expiring Apr 05 at $35.00	1,000	(1,000)
Gilead Sciences Inc
expiring Apr 05 at $35.00	1,500	(1,838)
Goldman Sachs Group Inc
expiring Apr 05 at $115.00	500	(88)
Halliburton Co
expiring Apr 05 at $45.00	700	(227)
J.C. Penney Co Inc
expiring May 05 at $47.50	800	(4,600)
JP Morgan Chase & Co
expiring June 05 at $37.50	4,000	(700)
Lehman Brothers Holdings Inc
expiring Apr 05 at $100.00	700	(105)
Lyondell Chemical Co
expiring Apr 05 at $30.00	4,500	(1,012)
expiring May 05 at $30.00	4,500	(3,600)
Maxim Integrated Products Inc
expiring May 05 at $45.00	800	(380)
Medco Health Solutions Inc
expiring Apr 05 at $45.00	1,500	(7,425)
Metlife Inc
expiring May 05 at $40.00	4,000	(3,300)
Monsanto Co
expiring Apr 05 at $60.00	1,000	(4,800)
Morgan Stanley & Co Inc
expiring Apr 05 at $60.00	900	(427)
Nabors Industries Ltd
expiring Apr 05 at $60.00	500	(600)
NCR Corp
expiring Apr 05 at $35.00	1,600	(760)
Nordstrom Inc
expiring Apr 05 at $50.00	1,000	(5,500)
Norfolk Southern Corp
expiring June 05 at $40.00	1,000	(650)
Pepsi Co Inc
expiring Apr 05 at $55.00	1,300	(130)
Safeco Corp
expiring Apr 05 at $50.00	700	(175)
SBC Communications Inc
expiring Apr 05 at $25.00	5,000	(125)
expiring July 05 at $25.00	5,000	(1,375)
Southwest Airlines Co
expiring June 05 at $15.00	800	(380)
Sprint Corp-FON Group
expiring May 05 at $25.00	2,500	(687)
Stryker Corp
expiring June 05 at $50.00	1,000	(375)
Texas Instruments Inc
expiring Apr 05 at $27.50	700	(52)
Valero Energy Corp
expiring Apr 05 at $70.00	900	(3,870)
Verizon Communications Inc
expiring Apr 05 at $35.00	5,000	(3,125)
Walt Disney Co
expiring July 05 at $30.00	500	(413)
WW Grainger Inc
expiring Apr 05 at $65.00	500	(62)

TOTAL COVERED CALL OPTIONS WRITTEN
(Premiums Received -140,904)		(132,455)

PUT OPTIONS WRITTEN
AK Steel Holding Corp
expiring Apr 05 at $15.00	10,000	(39,000)
American Eagle Outfitters Inc
expiring May 05 at $27.50	7,000	(4,900)
Apple Computer Inc.
expiring Apr 05 at $40.00	10,000	(11,000)
expiring July 05 at $40.00	4,000	(12,400)
BellSouth Corp
expiring Apr 05 at $25.00	2,500	(250)
Building Materials Holding Corp
expiring Apr 05 at $45.00	7,000	(12,950)
Bristol-Myers Squibb Co
expiring June 05 at $22.50	10,000	(2,250)
Carpenter Technology Corp
expiring Apr 05 at $60.00	500	(1,150)
Cleveland-Cliffs Inc
expiring Apr 05 at $70.00	4,500	(7,875)
CNA Financial Corp
expiring May 05 at $25.00	5,000	(750)
Commercial Metals Co
expiring May 05 at $30.00	5,000	(3,875)
Ford Motor Co
expiring June 05 at $12.50	12,000	(17,700)
General Motors Corp
expiring Apr 05 at $35.00	3,000	(17,250)
expiring May 05 at $27.50	3,000	(4,575)
JP Morgan Chase & Co
expiring June 05 at $35.00	2,000	(2,850)
Lyondell Chemical Co
expiring Apr 05 at $30.00	7,000	(16,275)
expiring May 05 at $25.00	4,000	(2,200)
Merck & Co
expiring Apr 05 at $30.00	5,000	(375)
expiring July 05 at $30.00	7,500	(6,000)
SBC Communications Inc
expiring Apr 05 at $25.00	9,500	(15,675)
Southwest Airlines Co
expiring June 05 at $15.00	800	(920)
Southwestern Energy Co
expiring May 05 at $50.00	4,000	(3,900)
expiring May 05 at $55.00	2,000	(4,950)
U.S. Bancorp
expiring June 05 at $30.00	5,000	(7,750)
expiring June 05 at $27.50	5,000	(2,250)

Company	Shares	Value
PUT OPTIONS WRITTEN, continued
Verizon Communications Inc
expiring Apr 05 at $35.00	2,500	(1,000)
Washington Mutual Inc
expiring July 05 at $40.00	3,500	(6,650)

TOTAL PUT OPTIONS WRITTEN (Premiums Received -136,196)		(206,720)

TOTAL OPTIONS WRITTEN (Total Premiums Received - 277,100)		$(339,175)

BRIDGEWAY FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2005 (UNAUDITED)

1.                     Organization:

Bridgeway Funds, Inc. (“Bridgeway”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company.

Bridgeway is organized as a series fund and, as of March 31, 2005, consists of eleven funds: Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Blue Chip 35 Index, Balanced, Large-Cap Growth, Large-Cap Value, Small-Cap Growth and Small-Cap Value Funds.

On November 21, 2001, the Aggressive Investors 1 Fund closed to new investors.  On December 10, 2001, the Ultra-Small Company Fund closed to all investors.  On April 1, 2005 the Micro-Cap Limited Fund closed to new investors.  On August 15, 2003, the Ultra-Small Company Market Fund closed to new investors.  The initial public offering of the Large-Cap Growth Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund and the Small-Cap Value Fund was October 31, 2003.

Bridgeway Capital Management, Inc. (the “Adviser”) is the adviser.

2.                     Significant Accounting Policies:

The following is a summary of significant accounting policies followed in the preparation of the financial statements of the Funds.

Securities, Options, Futures and other Investments Valuation

Other than options, portfolio securities (including futures contracts) that are principally traded on a national securities exchange are valued at their last sale on the exchange on which they are principally traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business.  Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”).  In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued according to the following priority:  Bid prices for long positions and ask prices for short positions.

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.  Options are valued at the average of the best bid and best asked quotations.  Investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Securities Lending

Upon lending its securities to third parties, the Fund receives compensation in the form of fees.  The Fund also continues to receive dividends on the securities loaned.  The loans are secured by collateral at least equal, to the fair value of the securities loaned plus accrued interest.  Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.  Additionally, the fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default.  The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.  As of March 31, 2005, the Small-Cap Growth, Small-Cap Value, Ultra Small Company, and Ultra Small Company Market Funds had total loaned securities valued at $675,167, $509,542, $7,871,723, and $15,024,036, respectively and received U.S. Treasury securities with a value of $1,219,714, $1,219,714, $7,843,679, and $16,252,748, respectively as collateral.

It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned.  Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Risks and Uncertainties

The Fund provides for various investment options, including stocks and call and put options.  Such investments are exposed to various risks, such as interest rate, market and credit.  Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements and financial highlights.

Security Transactions, Expenses, Gains and Losses and Allocations

Bridgeway expenses that are not series fund specific are allocated to each series based upon its relative proportion of net assets to Bridgeway’s total net assets.  Fees provided for under the Rule 12b-1 plan of a particular class of the fund are charged to the operations of such class.  All other expenses are allocated among the classes based on relative net assets.

Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed.  Realized gains and losses are computed on the identified cost basis.  Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded.  The contract amount reflects the extent of a Fund’s exposure in these financial instruments. The Funds participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Funds activities in the futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks on a periodic basis. Pursuant to a contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  A table listing future contracts follows each Fund’s Schedule of Investments (if applicable).

Options

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by the Fund for the purchase of a call or a put option is included in the Fund’s Schedule of Investments as an investment and subsequently marked to market to reflect the current market value of the option.   When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written.  If  an option that the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished.  If a call option that the Fund has written is assigned, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally  received.  If a put option that the Fund has written is assigned, the amount of the premium originally received reduces the costs of the security that the Fund purchased upon exercise of the option.  Buying calls increases the Fund’s exposure to the underlying security to the extent of any premium paid.  Buying puts on a stock market index tends to limit the Fund’s exposure to a stock market decline.  All options purchased by the Fund were listed on exchanges and considered liquid positions with readily available market quotes.  As of March 31, 2005, the Balanced Fund had $10,125 in purchased call options.  In addition, the Balanced Fund held $132,455 of call options written and $206,720 of put options written.

Covered Call Options and Secured Puts

The fund may write call options on a covered basis, that is, the Fund will own the underlying security, or the Fund may write secured puts.  The principal reason for writing covered calls and secured puts on a security is to attempt to realize income, through the receipt of premiums.  The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline.  All options were listed on exchanges and considered liquid positions with readily available market quotes.

A summary of the option transactions written by the Aggressive 1 Fund follows:

Written Put Options
	Contracts	Premiums
Outstanding, June 30, 2004	—	—
Positions Opened	834	$601,824
Exercised	—	—
Expired	—	—
Closed	(834)	601,824
Split	—	—
Outstanding, March 31, 2005	—	—
Market Value, March 31, 2005	—	—

A summary of the option transactions written by the Aggressive 2 Fund follows:

Written Put Options
	Contracts	Premiums
Outstanding, June 30, 2004	—	—
Positions Opened	300	$191,316
Exercised	—	—
Expired	—	—
Closed	(300)	191,316
Split	—	—
Outstanding, March 31, 2005	—	—
Market Value, March 31, 2005	—	—

A summary of the option transactions written by the Balanced Fund follows:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, June 30, 2004	1,174	$131,987	1,415	$140,591
Positions Opened	5,813	642,542	8,097	832,210
Exercised	(1,309)	(180,635)	(1,309)	(144,385)
Expired	(3,200)	(298,672)	(5,994)	(608,056)
Closed	(1,178)	(154,318)	(930)	(84,164)
Split	41	—	134	—
Outstanding, March 31, 2005	1,341	$140,904	1,413	$136,196
Market Value, March 31, 2005		$132,455		$206,720

Indemnification

Under the Company’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

3.                     Federal Income Taxes:

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax is provided.

The amount of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2005 were as follows:

Bridgeway Aggressive Investors 1 Fund:

Aggregate unrealized gain	$74,809,647
Aggregate unrealized loss	(15,241,805)
Net gain (loss)	59,567,842
Cost of investments	316,614,816

Bridgeway Aggressive Investors 2 Fund:

Aggregate unrealized gain	$24,779,246
Aggregate unrealized loss	(3,906,124)
Net gain (loss)	20,873,122
Cost of investments	124,369,031

Bridgeway Ultra Small Company Fund:

Aggregate unrealized gain	$37,646,129
Aggregate unrealized loss	(3,123,854)
Net gain (loss)	34,522,275
Cost of investments	73,291,013

Bridgeway Ultra Small Company Market Fund:

Aggregate unrealized gain	$273,239,306
Aggregate unrealized loss	(13,695,237)
Net gain (loss)	259,544,069
Cost of investments	369,392,079

Bridgeway Micro Cap Limited Fund:

Aggregate unrealized gain	$20,253,688
Aggregate unrealized loss	(1,292,690)
Net gain (loss)	18,960,998
Cost of investments	43,611,879

Bridgeway Blue Chip 35 Index Fund:

Aggregate unrealized gain	$3,612,773
Aggregate unrealized loss	(1,350,480)
Net gain (loss)	2,262,293
Cost of investments	33,392,079

Bridgeway Balanced Fund:

Aggregate unrealized gain	$2,264,285
Aggregate unrealized loss	(572,927)
Net gain (loss)	1,691,358
Cost of investments	30,428,373

Bridgeway Large-Cap Growth Fund

Aggregate unrealized gain	$5,653,261
Aggregate unrealized loss	(1,409,660)
Net gain (loss)	4,243,601
Cost of investments	38,196,504

Bridgeway Large-Cap Value Fund

Aggregate unrealized gain	$4,060,327
Aggregate unrealized loss	(881,168)
Net gain (loss)	3,179,159
Cost of investments	24,028,761

Bridgeway Small-Cap Growth Fund

Aggregate unrealized gain	$9,685,508
Aggregate unrealized loss	(1,958,773)
Net gain (loss)	7,726,735
Cost of investments	43,203,313

Bridgeway Small-Cap Value Fund

Aggregate unrealized gain	$10,157,498
Aggregate unrealized loss	(1,775,577)
Net gain (loss)	8,381,921
Cost of investments	52,417,484

Item 2 - Controls and Procedures.

(a)           The registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)(the “Act”) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13-5(b) or
15-5(b) under the Securities Exchange Act of 1934. Based on their review, such officers  have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIDGEWAY FUNDS, INC.

By:	/s/ John N.R. Montgomery
John N.R. Montgomery
President and Principal Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John N.R. Montgomery
John N.R. Montgomery
President and Principal Executive Officer

Date:	May 27, 2005

By:	/s/ Linda Giuffre
Linda Giuffre
Treasurer and Principal Financial Officer

Date:	May 27, 2005

3